Consolidation scope (Tables)	12 Months Ended
Dec. 31, 2025
Consolidation scope
Schedule of the main group consolidated entities

Business		% Company		Country of
segment	Statutory corporate name	interest	Method	incorporation	Country of operations
Exploration & Production
	Abu Dhabi Gas Industries Limited	15.00%	E	United Arab Emirates	United Arab Emirates
	Angola LNG Supply Services, LLC	13.60%	E	United States	United States
	Bayou Bend CCS OpCo LLC	25.00%	E	United States	United States
	Bonny Gas Transport Limited	15.00%	E	Bermuda	Nigeria
	Brass Holdings B.V.	100.00%		Netherlands	Nigeria
	Brass LNG Limited	20.48%	E	Nigeria	Nigeria
	CEPSA Suriname S.L.	100.00%		Spain	Suriname
	Congo Forest Company (CFC)	100.00%		Congo	Congo
	Dolphin Energy Limited	24.50%	E	United Arab Emirates	United Arab Emirates
	E.F. Oil And Gas Limited	100.00%		United Kingdom	United Kingdom
	East African Crude Oil Pipeline (EACOP) Ltd	62.00%	E	United Kingdom	Uganda
	Elf E&P	100.00%		France	France
	Elf Exploration UK Limited	100.00%		United Kingdom	United Kingdom
	Elf Petroleum Iran	100.00%		France	Iran
	Gas Investment and Services Company Limited	10.00%	E	Bermuda	Oman
	Global Forestry Development (GFD)	49.00%	E	Belgium	Gabon
	Luna Carbon Storage ANS	40.00%	E	Norway	Norway
	Mabruk Oil Operations	49.02%		France	Libya
	Net Zero North Sea Storage Holdings Ltd	10.00%	E	United Kingdom	United Kingdom
	Norpipe Oil AS	34.93%	E	Norway	Norway
	Norpipe Petroleum UK Limited	45.22%	E	United Kingdom	Norway
	Norpipe Terminal Holdco Limited	45.22%	E	United Kingdom	Norway
	Norsea Pipeline Limited	45.22%	E	United Kingdom	Norway
	North Oil Company	30.00%	E	Qatar	Qatar
	Northern Lights JV DA	33.33%	E	Norway	Norway
	Pars LNG Limited	40.00%	E	Bermuda	Iran
	Private Oil Holdings Oman Limited	10.00%	E	United Kingdom	Oman
	Stogg Eagle Funding B.V.	100.00%		Netherlands	Nigeria
	TEVA SHIP CHARTER LLC	75.00%		United Arab Emirates	United Arab Emirates
	TOQAP Guyana B.V.	100.00%		Netherlands	Guyana
	Total Austral	100.00%		France	Argentina
	Total E&P Al Shaheen A/S	100.00%		Denmark	Qatar
	Total E&P Angola Block 15/06	100.00%		France	Angola
	Total E&P Angola Block 33	100.00%		France	Angola
	Total E&P Angola Block 39	100.00%		France	Angola
	Total E&P Chine	100.00%		France	China
	Total E&P Guyane Francaise	100.00%		France	France
	Total E&P Kurdistan Region of Iraq (Harir) B.V.	100.00%		Netherlands	Iraq
	Total E&P Kurdistan Region of Iraq (Safen) B.V.	100.00%		Netherlands	Iraq
	Total E&P Kurdistan Region of Iraq (Taza) B.V.	100.00%		Netherlands	Iraq
	Total E&P Kurdistan Region of Iraq B.V.	100.00%		Netherlands	Iraq
	Total E&P M2 Holdings Limited	100.00%		South Africa	South Africa
	Total E&P Participations Petrolieres Congo	100.00%		Congo	Congo
	Total E&P Philippines B.V.	100.00%		Netherlands	Philippines
	Total E&P Services China Company Limited	100.00%		China	China
	Total E&P South Pars	100.00%		France	Iran
	Total E&P South Sudan	100.00%		France	South Sudan
	Total E&P Syrie	100.00%		France	Syria
	Total E&P Tajikistan B.V.	100.00%		Netherlands	Tajikistan
	Total Oil and Gas South America	100.00%		France	France
	Total Pars LNG	100.00%		France	France
	Total South Pars	100.00%		France	Iran
	TotalEnergies (China) Investment Company Limited Nantong Branch	100.00%		China	China
	TotalEnergies Anchor USA LLC	100.00%		United States	United States
	TotalEnergies BTC B.V.	100.00%		Netherlands	Azerbaijan
	TotalEnergies Carbon Solutions	100.00%		France	France
	TotalEnergies CCS UK Ltd	100.00%		United Kingdom	United Kingdom
	TotalEnergies CCS USA, LLC	100.00%		United States	United States
	TotalEnergies Denmark ASW	100.00%		United States	Denmark
	TotalEnergies Denmark ASW Pipeline ApS	100.00%		Denmark	Denmark
	TotalEnergies E&P Algérie	100.00%		France	Algeria
	TotalEnergies E&P Algérie Berkine A/S	100.00%		Denmark	Algeria
	TotalEnergies E&P Americas LLC	100.00%		United States	United States
	TotalEnergies E&P Colombie	100.00%		France	Colombia
	TotalEnergies E&P New Ventures Inc.	100.00%		United States	United States
	TotalEnergies E&P North Sea UK Ltd	100.00%		United Kingdom	United Kingdom
	TotalEnergies E&P Research & Technology USA LLC	100.00%		United States	United States
	TotalEnergies E&P UK Ltd	100.00%		United Kingdom	United Kingdom
	TotalEnergies E&P USA Inc.	100.00%		United States	United States
	TotalEnergies E&P USA Oil Shale LLC	100.00%		United States	United States
	TotalEnergies E&P USA Well Containment LLC	100.00%		United States	United States
	TotalEnergies East Africa Midstream B.V.	100.00%		Netherlands	Uganda
	TotalEnergies EP Absheron B.V.	100.00%		Netherlands	Azerbaijan
TotalEnergies EP Abu Al Bu Khoosh	100.00%	France	United Arab Emirates
TotalEnergies EP Angola	100.00%	France	Angola
TotalEnergies EP Angola Block 16	100.00%	France	Angola
TotalEnergies EP Angola Block 16 Holdings	100.00%	France	Angola
TotalEnergies EP Angola Block 16-21	100.00%	France	Angola
TotalEnergies EP Angola Block 17.06	100.00%	France	Angola
TotalEnergies EP Angola Block 20	100.00%	France	Angola
TotalEnergies EP Angola Block 25	100.00%	France	Angola
TotalEnergies EP Angola Block 29	100.00%	France	Angola
TotalEnergies EP Angola Block 32	100.00%	France	Angola
TotalEnergies EP Angola Block 40	100.00%	France	Angola
TotalEnergies EP Angola Block 48 B.V.	100.00%	Netherlands	Angola
TotalEnergies EP Aotearoa Sdn Bhd	100.00%	Malaysia	New Zealand
TotalEnergies EP Asia Pacific Pte. Ltd	100.00%	Singapore	Singapore
TotalEnergies EP Azerbaijan B.V.	100.00%	Netherlands	Azerbaijan
TotalEnergies EP Block 9	100.00%	France	Lebanon
TOTALENERGIES EP BOBARA PTE. LTD.	100.00%	Singapore	Indonesia
TotalEnergies EP Bolivie	100.00%	France	Bolivia
TotalEnergies EP Brasil Ltda	100.00%	Brazil	Brazil
TotalEnergies EP Cambodge	100.00%	France	Cambodia
TotalEnergies EP Chissonga	100.00%	France	Angola
TotalEnergies EP Company UK Ltd	100.00%	United Kingdom	United Kingdom
TotalEnergies EP Congo	85.00%	Congo	Congo
TotalEnergies EP Cyprus B.V.	100.00%	Netherlands	Cyprus
TotalEnergies EP Danmark A/S	100.00%	Denmark	Denmark
TotalEnergies EP Danmark A/S - CPH	100.00%	Denmark	Denmark
TotalEnergies EP Dolphin Holdings	100.00%	France	France
TotalEnergies EP Dolphin Midstream	100.00%	France	France
TotalEnergies EP Dolphin Upstream	100.00%	France	Qatar
TotalEnergies EP France	100.00%	France	France
TotalEnergies EP Gabon	58.28%	Gabon	Gabon
TotalEnergies EP Gass Handel Norge AS	100.00%	Norway	Norway
TotalEnergies EP Gastransport Nederland B.V.	100.00%	Netherlands	Netherlands
TotalEnergies EP Golfe	100.00%	France	Qatar
TotalEnergies EP Guyana B.V.	100.00%	Netherlands	Guyana
TotalEnergies EP Guyana Shallow	100.00%	France	Guyana
TotalEnergies EP Holdings Russia	100.00%	France	France
TotalEnergies EP Holdings UAE B.V.	100.00%	Netherlands	United Arab Emirates
TotalEnergies EP International K1 Ltd	100.00%	United Kingdom	Kenya
TotalEnergies EP International K2 Ltd	100.00%	United Kingdom	Kenya
TotalEnergies EP International K3 Ltd	100.00%	United Kingdom	Kenya
TotalEnergies EP International Ltd	100.00%	United Kingdom	Kenya
TotalEnergies EP Iran B.V.	100.00%	Netherlands	Iran
TotalEnergies EP Iraq	100.00%	France	Iraq
TotalEnergies EP Italia S.p.A.	100.00%	Italy	Italy
TotalEnergies EP Kazakhstan	100.00%	France	Kazakhstan
TotalEnergies EP Kenya B.V.	100.00%	Netherlands	Kenya
TotalEnergies EP Liban S.A.L.	100.00%	Lebanon	Lebanon
TotalEnergies EP Liberia LLC	100.00%	Liberia	Liberia
TotalEnergies EP Libye	100.00%	France	Libya
TotalEnergies EP Lower Zakum B.V.	100.00%	Netherlands	United Arab Emirates
TotalEnergies EP Malaysia	100.00%	France	Malaysia
TotalEnergies EP Mauritania Blocks DW B.V.	100.00%	Netherlands	Mauritania
TotalEnergies EP Mauritanie	100.00%	France	Mauritania
TotalEnergies EP M'Bridge B.V.	100.00%	Netherlands	Angola
TotalEnergies EP Mexico Block 30	100.00%	Mexico	Mexico
TotalEnergies EP Mexico S.A. de C.V.	100.00%	Mexico	Mexico
TotalEnergies EP Myanmar	100.00%	France	Myanmar
TotalEnergies EP Namibia B.V.	100.00%	Netherlands	Namibia
TotalEnergies EP Nederland B.V.	100.00%	Netherlands	Netherlands
TotalEnergies EP Nigeria Deepwater A Ltd	100.00%	Nigeria	Nigeria
TotalEnergies EP Nigeria Deepwater B Ltd	100.00%	Nigeria	Nigeria
TotalEnergies EP Nigeria Deepwater C Ltd	100.00%	Nigeria	Nigeria
TotalEnergies EP Nigeria Deepwater D Ltd	100.00%	Nigeria	Nigeria
TotalEnergies EP Nigeria Deepwater E Ltd	100.00%	Nigeria	Nigeria
TotalEnergies EP Nigeria Deepwater F Ltd	100.00%	Nigeria	Nigeria
TotalEnergies EP Nigeria Deepwater G Ltd	100.00%	Nigeria	Nigeria
TotalEnergies EP Nigeria Deepwater H Ltd	100.00%	Nigeria	Nigeria
TotalEnergies EP Nigeria Ltd	100.00%	Nigeria	Nigeria
TotalEnergies EP Nigeria S.A.S.	100.00%	France	France
TotalEnergies EP Norge AS	100.00%	Norway	Norway
TotalEnergies EP Oman Block 11 B.V.	100.00%	France	Oman
TotalEnergies EP Oman S.A.S.	100.00%	France	Oman
TotalEnergies EP Petroleum Angola	100.00%	France	Angola
TotalEnergies EP Pipelines Danmark A/S	100.00%	Denmark	Denmark
TotalEnergies EP Profils Petroliers	100.00%	France	France
TotalEnergies EP Qatar	100.00%	France	Qatar
TotalEnergies EP Qatar 2	100.00%	France	Qatar
TotalEnergies EP Ratawi Hub	100.00%	France	Iraq
TotalEnergies EP Russie	100.00%	France	Russia
TotalEnergies EP Sao Tome and Principe B.V.	100.00%	Netherlands	Angola
TotalEnergies EP Sebuku	100.00%	France	Indonesia
TotalEnergies EP Senegal	100.00%	France	Senegal
TotalEnergies EP Services Brazil B.V.	100.00%	Netherlands	Netherlands
TotalEnergies EP South Africa Block 567 (Pty) Ltd	100.00%	South Africa	South Africa
TotalEnergies EP South Africa S.A.S.	100.00%	France	South Africa
TotalEnergies EP Suriname B.V.	100.00%	Netherlands	Suriname
TotalEnergies EP Thailand	100.00%	France	Thailand
TotalEnergies EP UAE Unconventional Gas B.V.	100.00%	Netherlands	United Arab Emirates
TotalEnergies EP Uganda S.A.S.	100.00%	France	Uganda
TotalEnergies EP Umm Lulu SARB	100.00%	France	United Arab Emirates
TotalEnergies EP Umm Shaif Nasr B.V.	100.00%	Netherlands	United Arab Emirates
TotalEnergies EP Vostok LLC	100.00%	Russia	Russia
TotalEnergies EP Waha	100.00%	France	Libya
TotalEnergies EP Well Response	100.00%	France	France
TotalEnergies EP Western Australia Pty Ltd	100.00%	Australia	Australia
TotalEnergies EP Yemen	100.00%	France	Yemen
TotalEnergies EP Yemen Block 3 B.V.	100.00%	Netherlands	Yemen
TotalEnergies Holdings EACOP S.A.S.	100.00%	France	Uganda
TotalEnergies Holdings International B.V.	100.00%	Netherlands	Netherlands
TotalEnergies Holdings Midstream SA	100.00%	Switzerland	Uganda
TotalEnergies Holdings Nederland B.V.	100.00%	Netherlands	Netherlands
TotalEnergies Jack USA LLC	100.00%	United States	United States
TotalEnergies LNG Supply Services USA	100.00%	United States	United States
TotalEnergies Marine Investments LLC	100.00%	United Arab Emirates	United Arab Emirates
TotalEnergies Nature Based Solutions	100.00%	France	France
TotalEnergies Nature Based Solutions II	100.00%	France	France
TotalEnergies Nederland Facilities Management B.V.	100.00%	Netherlands	Netherlands
TotalEnergies Offshore GB Ltd	100.00%	United Kingdom	United Kingdom
TotalEnergies Offshore UK Ltd	100.00%	United Kingdom	United Kingdom
TotalEnergies Petróleo & Gás Brasil Ltda	100.00%	Brazil	Brazil
TotalEnergies Shipping Brazil B.V.	100.00%	Netherlands	Brazil
TotalEnergies Upstream Danmark A/S	100.00%	Denmark	Denmark
TotalEnergies Upstream Nigeria	100.00%	Nigeria	Nigeria
TotalEnergies Upstream UK Ltd	100.00%	United Kingdom	United Kingdom
Uintah Colorado Resources II, LLC	100.00%	United States	United States
Uintah Colorado Resources, LLC	66.67%	United States	United States

Business		% Company		Country of
segment	Statutory corporate name	interest	Method	incorporation	Country of operations
Integrated LNG
	Abu Dhabi Gas Liquefaction Company Limited	5.00%	E	United Arab Emirates	United Arab Emirates
	Adani Total Gas Ltd (e)	37.40%	E	India	India
	Adani Total LNG Singapore Pte. Ltd	50.00%	E	Singapore	Singapore
	Adani Total Private Limited	50.00%	E	India	India
	ADNOC Ruwais LNG LLC	10.00%	E	United Arab Emirates	United Arab Emirates
	AL KHARSAA SOLAR HOLDINGS B.V.	49.00%	E	Netherlands	Qatar
	Angola LNG Ltd	13.60%	E	Bermuda	Angola
	AzurVista Resources Pte. Ltd.	50.01%		Singapore	Malaysia
	BioBearn S.A.S.	100.00%		France	France
	BioDeac S.A.S.	65.00%	E	France	France
	BioGasconha S.A.S.	100.00%		France	France
	Biogaz Breuil	100.00%		France	France
	Biogaz Chatillon	100.00%		France	France
	Biogaz Corcelles	100.00%		France	France
	Biogaz Epinay	100.00%		France	France
	Biogaz Libron	100.00%		France	France
	Biogaz Milhac	100.00%		France	France
	Biogaz Soignolles	100.00%		France	France
	Biogaz Sourcing	100.00%		France	France
	Biogaz Torcy	100.00%		France	France
	Biogaz Vert Le Grand	100.00%		France	France
	Biogaz Viriat	100.00%		France	France
	BIOLOIE	95.00%		France	France
	BIONORROIS	90.00%		France	France
	BioPommeria S.A.S.	100.00%		France	France
	BioQuercy S.A.S.	66.00%	E	France	France
	Bioroussillon S.A.S.	100.00%		France	France
	Biovilleneuvois S.A.S.	100.00%		France	France
	Cameron LNG Holdings LLC	16.60%	E	United States	United States
	Central Eolica Pampa de Malaspina S.A.U.	100.00%		Argentina	Argentina
	Del Rio Funding LLC (a)	59.71%	E	United States	United States
	ECA LNG Holdings B.V.	16.60%	E	Netherlands	Netherlands
	Ecosol San Luis SAU	100.00%		Argentina	Argentina
	Fonroche Energies Renouvelables S.A.S.	100.00%		France	France
	Gas Del Litoral SRLCV	25.00%	E	Mexico	Mexico
	Global LNG North America Corporation	100.00%		United States	United States
	Global LNG S.A.S.	100.00%		France	France
	Greenwind S. A.	100.00%		Argentina	Argentina
	Gulf Total Tractebel Power Company PSJC	20.00%	E	United Arab Emirates	United Arab Emirates
	Ichthys LNG Pty Limited	26.00%	E	Australia	Australia
	Margeriaz Energie	100.00%		France	France
	Marsa LNG, LLC	80.00%	E	Oman	Oman
	Methanergy	100.00%		France	France
	Moz LNG1 Co-Financing Company	7.03%		Mozambique	Mozambique
	Moz LNG1 Holding Company Ltd	26.50%		United Arab Emirates	United Arab Emirates
	Mozambique LNG Marine Terminal Company S.A.	26.50%		Mozambique	Mozambique
	Mozambique LNG1 Financing Company Ltd	26.50%		United Arab Emirates	United Arab Emirates
Mozambique MOF Company S.A.	26.50%		Mozambique	Mozambique
National Gas Shipping Company Limited	5.00%	E	United Arab Emirates	United Arab Emirates
Nigeria LNG Limited	15.00%	E	Nigeria	Nigeria
Oman LNG, LLC	5.54%	E	Oman	Oman
Papua LNG Development Pte Ltd	100.00%		Singapore	Papua New Guinea
POLSKA GRUPA BIOGAZOWA S.A.	50.00%	E	Poland	Poland
Qatar Liquefied Gas Company Limited (II)	16.70%	E	Qatar	Qatar
Qatar Liquified Gas Company Limited 10 (QG10) - NFS Project	25.00%	E	Qatar	Qatar
Qatar Liquified Gas Company Limited 5 (QG5) - NFE Project	25.00%	E	Qatar	Qatar
Rio Grande LNG Intermediate Holdings, LLC (b)	20.31%	E	United States	United States
Rio Grande LNG Train 4 Intermediate Holdings, LLC (d)	10.00%	E	United States	United States
SHAMS POWER COMPANY PJSC	20.00%	E	United Arab Emirates	United Arab Emirates
SN Power Invest Netherlands B.V.	51.00%	E	Netherlands	Uganda
South Hook LNG Terminal Company Limited	8.35%	E	United Kingdom	United Kingdom
Total E&P Egypt Block 2 B.V.	100.00%		Netherlands	Egypt
Total E&P Indonésie	100.00%		France	Indonesia
Total Shenergy LNG (Shanghai) Co., Ltd.	49.00%	E	China	China
TotalEnergies Australia Unit Trust (c)	0.00%		Australia	Australia
TotalEnergies Biogas Holdings USA, LLC	100.00%		United States	United States
TotalEnergies Biogaz France	100.00%		France	France
TotalEnergies CCS Australia Pty Ltd	100.00%		Australia	Australia
TotalEnergies E&P SW Texas, LLC	100.00%		United States	United States
TotalEnergies E&P Yamal	100.00%		France	France
TotalEnergies EP Angola Développement Gaz	100.00%		France	Angola
TotalEnergies EP Australia	100.00%		France	Australia
TotalEnergies EP Australia II	100.00%		France	Australia
TotalEnergies EP Australia III	100.00%		France	Australia
TotalEnergies EP Barnett USA	100.00%		United States	United States
TotalEnergies EP Central America SDN. BHD.	100.00%		Malaysia	Malaysia
TotalEnergies EP Deepwater Malaysia Sdn Bhd	100.00%		Malaysia	Malaysia
TotalEnergies EP Egypt North Ras Kanayis Offshore B.V.	100.00%		Netherlands	Egypt
TotalEnergies EP Egypte	100.00%		France	Egypt
TotalEnergies EP Exploration Australia Pty Ltd	100.00%		Australia	Australia
TotalEnergies EP Holdings Australia Pty Ltd	100.00%		Australia	Australia
TotalEnergies EP Holdings Mauritius Ltd	100.00%		Mauritius Island	Mauritius Island
TotalEnergies EP Ichthys Holdings	100.00%		France	France
TotalEnergies EP Ichthys Pty Ltd	100.00%		Australia	Australia
TotalEnergies EP JV New Zealand SDN.BHD.	100.00%		Malaysia	Malaysia
TotalEnergies EP Kenyalang (Sarawak) Sdn Bhd	100.00%		Malaysia	Malaysia
TotalEnergies EP Kundu Limited	100.00%		Papua New Guinea	Papua New Guinea
TotalEnergies EP Malaysia Holdings Sdn Bhd	100.00%		Malaysia	Malaysia
TotalEnergies EP Malaysia International Sdn. Bhd	100.00%		Malaysia	Malaysia
TotalEnergies EP Mozambique Area1, Ltda	100.00%		Mozambique	Mozambique
TotalEnergies EP Oceania Sdn Bhd	100.00%		Malaysia	Malaysia
TotalEnergies EP Oman Block 12 B.V.	100.00%		Netherlands	Oman
TotalEnergies EP Oman Development B.V.	100.00%		Netherlands	Oman
TotalEnergies EP PNG Ltd	100.00%		Papua New Guinea	Papua New Guinea
TotalEnergies EP PNG2 B.V.	100.00%		Netherlands	Papua New Guinea
TotalEnergies EP Ruwais LNG	100.00%		France	United Arab Emirates
TotalEnergies EP Sabah II Sdn Bhd	100.00%		Malaysia	Malaysia
TotalEnergies EP Sabah SDN. BHD.	100.00%		Malaysia	Malaysia
TotalEnergies EP Salmanov	100.00%		France	France
TotalEnergies EP Sarawak Inc.	100.00%		Bahamas	Malaysia
TotalEnergies EP Singapore Pte. Ltd.	100.00%		Singapore	Singapore
TotalEnergies EP Sureste Sdn. Bhd.	100.00%		Malaysia	Malaysia
TotalEnergies EP Tengah	100.00%		France	Indonesia
TotalEnergies EP Transshipment S.A.S.	100.00%		France	France
TotalEnergies EP Western Australia SDN. BHD.	100.00%		Malaysia	Malaysia
TotalEnergies Gas & Power Asia Private Limited	100.00%		Singapore	Singapore
TotalEnergies Gas & Power Holdings UK Ltd	100.00%		United Kingdom	United Kingdom
TotalEnergies Gas & Power Ltd	100.00%		United Kingdom	United Kingdom
TotalEnergies Gas & Power North America, Inc.	100.00%		United States	United States
TotalEnergies Gas & Power Services UK Ltd	100.00%		United Kingdom	United Kingdom
TotalEnergies Gas Pipeline USA, Inc.	100.00%		United States	United States
TotalEnergies Gaz & Electricité Holdings	100.00%		France	France
TotalEnergies GLNG Australia	100.00%		France	Australia
TotalEnergies GLNG Holdings Australia S.A.S.	100.00%		France	Australia
TotalEnergies LNG Angola	100.00%		France	France
TotalEnergies LNG services France	100.00%		France	France
TotalEnergies Sviluppo Italia S.R.L.	100.00%		Italy	Italy
TotalEnergies USA International LLC	100.00%		United States	United States
TotalEnergies Yemen LNG Company Ltd	100.00%		Bermuda	Bermuda
Vientos Los Hercules S.A.U.	100.00%		Argentina	Argentina
VIENTOS SOLUTIONS, S.L.U.	100.00%		Spain	Argentina
Yamal LNG	20.02%	E	Russia	Russia
Yemen LNG Company Limited	39.62%	E	Bermuda	Yemen

Business		% Company		Country of
segment	Statutory corporate name	interest	Method	incorporation	Country of operations
Integrated Power
	Abarloar Solar S.L.U.	100.00%		Spain	Spain
	Abeto Solar, S.L.U.	100.00%		Spain	Spain
	Access Building Egypt Solar One SAE	100.00%		Egypt	Egypt
	Access Egypt Solar One	100.00%		Egypt	Egypt
	Adams Liberty, LLC	100.00%		United States	United States
	ADANI GREEN ENERGY LTD	17.25%	E	India	India
	Adani Green Energy Twenty Three Limited	50.00%	E	India	India
	Adani Renewable Energy Holding Nine Limited	50.00%	E	India	India
	Adani Renewable Energy Sixty four Limited	50.00%	E	India	India
	Advanced Thermal Batteries Inc.	50.00%	E	United States	United States
	Aerospatiale Batteries (ASB)	50.00%	E	France	France
	Aerowatt Energies	65.00%	E	France	France
	Aerowatt Energies 2	51.00%	E	France	France
	AES CFE Holding III, LLC	30.00%	E	United States	United States
	AES DR Renewables Holdings, S.L	50.00%	E	Spain	Spain
	AIDA RENEWABLES SINGLE MEMBER	50.00%	E	Greece	Greece
	Alberche Conex, S.L.	100.00%		Spain	Spain
	Alcad AB	100.00%		Sweden	Sweden
	Alicante	50.00%	E	France	France
	Alicante 2	50.00%	E	France	France
	Altergie Territoires 2	44.58%	E	France	France
	Altergie Territoires 3	50.00%	E	France	France
	Altergie Territoires 5	50.00%	E	France	France
	Amber Solar Power Cinco, S.L.	65.00%	E	Spain	Spain
	Amber Solar Power Dieciseis, S.L.	65.00%	E	Spain	Spain
	AMBER SOLAR POWER VEINTICUATRO S.L.	65.00%	E	Spain	Spain
	Amura Solar, S.L.U.	100.00%		Spain	Spain
	Anayet Solar, S.L.U.	100.00%		Spain	Spain
	Anclote Solar, S.L.U.	100.00%		Spain	Spain
	Ancora Solar, S.L.U.	100.00%		Spain	Spain
	Arbotante Solar, S.L.U.	100.00%		Spain	Spain
	Armada Solar, S.L.U.	100.00%		Spain	Spain
	Atolón Solar, S.L.U.	100.00%		Spain	Spain
	Attentive Energy, LLC	56.00%	E	United States	United States
	Auriga Generacion S.L.	100.00%		Spain	Spain
	Avenir Solaire Etoile	100.00%		France	France
	Avenir Solaire Portfolio	100.00%		France	France
	Avenir Solaire Rhea	100.00%		France	France
	Avenir Solaire Tethys	100.00%		France	France
	Avenir Solaire Titan	100.00%		France	France
	Baker Creek Solar, LLC	100.00%		United States	United States
	Ballupur Solar Power Projects Private Ltd	50.00%	E	India	India
	Baltic Sea OFW O-2.2 GmbH	100.00%		Germany	Germany
	Baser Comercializadora de Referencia	100.00%		Spain	Spain
	BELHARRA	50.00%	E	France	France
	BELISE 2 SOLAIRE SERVICES	50.00%	E	France	France
	BELISE3 SOLAIRE SERVICES	50.00%	E	France	France
	Bidasoa Conex, S.L.	100.00%		Spain	Spain
	BJL11 Solar S.A.	90.00%		Brazil	Brazil
	BJL4 Solar S.A.	90.00%		Brazil	Brazil
	Bloomington Hill 1, LLC	100.00%		United States	United States
	Bloomington Hill 2, LLC	100.00%		United States	United States
	Brazoria Solar II, LLC	100.00%		United States	United States
	Brur Hail Sun, Limited Partnership	44.64%		Israel	Israel
	Budeshte Agro	100.00%		Bulgaria	Bulgaria
	Canal City Solar, LLC	100.00%		United States	United States
	Casa dos Ventos S.A.	34.00%	E	Brazil	Brazil
	Castellaneta Solar S.R.L.	100.00%		Italy	Italy
	Castille	50.00%	E	France	France
	Cefeo Solar, S.L.U.	100.00%		Spain	Spain
	Centaurus Environment S.L.U.	100.00%		Spain	Spain
	Central Eolica Terra Santa SPE I S.A.	88.77%		Brazil	Brazil
	Central Eolica Terra Santa SPE II S.A.	88.77%		Brazil	Brazil
	Centrale Eolienne Alaincourt	100.00%		France	France
	Centrale Eolienne De La Vallee Gentillesse	74.80%		France	France
	Centrale Eolienne Mont de l'Arbre III	100.00%		France	France
	Centrale Eolienne RENFR 220	100.00%		France	France
	Centrale Eolienne Vallée de la Craie	100.00%		France	France
	Centrale Hydroélectrique Alas	100.00%		France	France
	Centrale Hydroélectrique Arvan	100.00%		France	France
	Centrale Hydroélectrique Barbaira	100.00%		France	France
	Centrale Hydroélectrique Bonnant	100.00%		France	France
	Centrale Hydroélectrique Gavet	100.00%		France	France
	Centrale Hydroélectrique Miage	100.00%		France	France
	Centrale Hydroélectrique Previnquieres	100.00%		France	France
	Centrale Photovoltaique De Merle Sud	40.58%	E	France	France
	Centrale Solaire 2	100.00%		France	France
	Centrale Solaire 21.09-5	100.00%		France	France
	Centrale Solaire APV R&D	100.00%		France	France
	Centrale Solaire Autoprod	100.00%		France	France
Centrale Solaire Autoroutes PV BFC	100.00%		France	France
Centrale Solaire Beauce Val de Loire	60.00%		France	France
Centrale Solaire Chemin De Melette	51.00%	E	France	France
Centrale Solaire De Cazedarnes	75.00%		France	France
Centrale Solaire de La Bezassade	100.00%		France	France
Centrale Solaire Dom	100.00%		France	France
Centrale Solaire Du Lavoir	60.00%		France	France
Centrale Solaire Estarac	35.00%	E	France	France
Centrale Solaire Golbey	51.05%	E	France	France
Centrale Solaire Guinots	60.00%	E	France	France
Centrale Solaire Heliovale	59.63%	E	France	France
Centrale Solaire La Jouannetterie	100.00%		France	France
Centrale Solaire La Potence	100.00%		France	France
Centrale Solaire La Roquette	100.00%		France	France
Centrale Solaire La Tastere	60.00%	E	France	France
Centrale Solaire Le Carteyrou	100.00%		France	France
Centrale Solaire Les Cordeliers	83.98%		France	France
Centrale Solaire Les Cordeliers 2	75.00%		France	France
Centrale Solaire l'Estrade	100.00%		France	France
Centrale Solaire Lodes	50.00%	E	France	France
Centrale Solaire Lot 1	100.00%		France	France
Centrale Solaire Macouria	100.00%		France	France
Centrale Solaire Marlan	100.00%		France	France
Centrale Solaire Mazeran Lr	50.00%	E	France	France
Centrale Solaire Merle Sud 2	60.00%	E	France	France
Centrale Solaire Olinoca	10.00%	E	France	France
Centrale Solaire Ombrieres Cap Agathois	83.98%		France	France
Centrale Solaire Ombrieres De Blyes	60.00%		France	France
Centrale Solaire Plateau De Pouls	51.00%		France	France
Centrale Solaire Pouy Negue	100.00%		France	France
Centrale Solaire RENFR 331	100.00%		France	France
Centrale Solaire RENFR 397	100.00%		France	France
Centrale Solaire RENFR 412	100.00%		France	France
Centrale Solaire RENFR 422	100.00%		France	France
Centrale Solaire RENFR 440	100.00%		France	France
Centrale Solaire RENFR 450	100.00%		France	France
Centrale Solaire RENFR 453	100.00%		France	France
Centrale Solaire RENFR 627	100.00%		France	France
Centrale Solaire RENFR 629	100.00%		France	France
Centrale Solaire Roquecamude	100.00%		France	France
Centrale Solaire SRG Energy	80.00%	E	France	France
Centrale Solaire Terre du Roi	100.00%		France	France
Centrale Solaire Toiture Josse	60.00%	E	France	France
Centrale Solaire TQ 3	100.00%		France	France
Centrale Solaire Vauvoix	60.00%	E	France	France
Cerezo Solar, S.L.U.	100.00%		Spain	Spain
CH ARDON	100.00%		France	France
Chudiala Solar Power Projects Private Ltd	50.00%	E	India	India
Cidra Solar, S.L.U.	100.00%		Spain	Spain
Circinus Energy, S.L.U.	100.00%		Spain	Spain
Clean Energy	100.00%		Italy	Italy
Clean Energy 1	100.00%		Italy	Italy
Clinton & Montpelier Solar Class B HoldCo, LLC	100.00%		United States	United States
Clinton & Montpelier Solar Class B Member, LLC	100.00%		United States	United States
Clinton & Montpelier Solar TE Partnership,LLC	100.00%		United States	United States
Clinton Solar, LLC	100.00%		United States	United States
Colorado Bend I Power, LLC	100.00%		United States	United States
Colorado Bend Services, LLC	50.00%	E	United States	United States
Columba Renovables S.L.U.	100.00%		Spain	Spain
Comanche Solar, LLC	100.00%		United States	United States
Core Energy Development, LLC	100.00%		United States	United States
Core Fund 1, LLC	100.00%		United States	United States
Core Solar Capital, LLC	100.00%		United States	United States
Core Solar Data, LLC	100.00%		United States	United States
Core Solar Development, LLC	100.00%		United States	United States
Core Solar DG, LLC	100.00%		United States	United States
Core Solar Holdings I, LLC	100.00%		United States	United States
Core Solar Land Holdings I, LLC	100.00%		United States	United States
Core Solar SPV X, LLC	100.00%		United States	United States
Core Solar SPV XV, LLC	100.00%		United States	United States
Core Solar SPV XXIV, LLC	100.00%		United States	United States
Core Solar, LLC	100.00%		United States	United States
Cottonwood Bayou Storage, LLC	100.00%		United States	United States
Cottonwood Solar Cash Equity HoldCo, LLC	100.00%		United States	United States
Cottonwood Solar Class B HoldCo, LLC	50.00%	E	United States	United States
Cowtown Solar, LLC	100.00%		United States	United States
Crc Kern Front Tugboat, LLC	100.00%		United States	United States
CS Anacona 1A, LLC	100.00%		United States	United States
CS Anacona 1B, LLC	100.00%		United States	United States
CS Anacona 1C, LLC	100.00%		United States	United States
CS Anacona 1D, LLC	100.00%		United States	United States
CS Black Oak A, LLC	100.00%		United States	United States
CS Black Oak B, LLC	100.00%		United States	United States
CS Clare, LLC	100.00%		United States	United States
CS Danville, LLC	100.00%		United States	United States
CS Kernan A, LLC	100.00%		United States	United States
CS Kernan B, LLC	100.00%		United States	United States
CS Kernan C, LLC	100.00%		United States	United States
CS Kernan D, LLC	100.00%		United States	United States
CS LES BRANDES	100.00%		France	France
CS Long Point 1, LLC	100.00%		United States	United States
CS Long Point 2A, LLC	100.00%		United States	United States
CS Long Point 2B, LLC	100.00%		United States	United States
CS RENFR 436	100.00%		France	France
CS RENFR 603	100.00%		France	France
CS RENFR 618	100.00%		France	France
CS RENFR 693	100.00%		France	New Caledonia
CS Spring Lake, LLC	100.00%		United States	United States
CS Streator, LLC	100.00%		United States	United States
CS ZABO 2	100.00%		France	France
CWB I Storage Class B HoldCo, LLC	100.00%		United States	United States
CWB I Storage Class B Member, LLC	100.00%		United States	United States
CWB I Storage TE Partnership, LLC	100.00%		United States	United States
Cygnus Environment, S.L.U.	100.00%		Spain	Spain
Decatur Northwest 1 LLC	100.00%		United States	United States
Decatur Notrhwest 2, LLC	100.00%		United States	United States
DEMOSITES2022	100.00%		France	France
DG Italy ASSETCO1 S.R.L	100.00%		Italy	Italy
Dracena I Parque Solar S.A.	100.00%		Brazil	Brazil
Dracena II Parque Solar S.A.	100.00%		Brazil	Brazil
Dracena IV Parque Solar S.A.	100.00%		Brazil	Brazil
Driza Solar, S.L.U.	100.00%		Spain	Spain
Dubovo Energy	100.00%		Bulgaria	Bulgaria
Eclipse Solar SpA	100.00%		Chile	Chile
Edelweis Solar, S.L.U.	100.00%		Spain	Spain
Eden Mumbai Solar Private Ltd	50.00%	E	India	India
Eden Renewable Cite Private Ltd	50.00%	E	India	India
Eden Renewable Ranji Private Ltd	50.00%	E	India	India
Eden Solar Energy Gurgaon Private Ltd	50.00%	E	India	India
Eden Solar Rajdhani Private Ltd	50.00%	E	India	India
El Bosc	60.00%	E	France	France
ENEOS TotalEnergies Renewables Solar Development Japan G.K.	50.00%	E	Japan	Japan
Energia SI	100.00%		Italy	Italy
Energy Solaire Services Mangassaye	50.00%	E	France	France
Eneryo S.A.S.	100.00%		France	France
Enwind	98.00%		Poland	Poland
Eol Maral I SPE S.A.	100.00%		Brazil	Brazil
Eol Maral II SPE S.A.	100.00%		Brazil	Brazil
Eole Boin	100.00%		France	France
Eole Champagne Conlinoise	66.00%	E	France	France
Eole Dadoud	100.00%		France	France
Eole Fonds Caraibes	100.00%		France	France
Eole Grand Maison	100.00%		France	France
Eole La Montagne	87.60%		France	France
Eole La Perriere S.A.R.L.	100.00%		France	France
Eole La Plaine	100.00%		France	France
Eole Morne Carriere	100.00%		France	France
Eole Yate	100.00%		France	France
EOLES FUTUR LILET	100.00%		France	France
Eólica da Boneca - Empreendimentos Eólicos S.A.	33.00%	E	Portugal	Portugal
EOLIENNES DE BOSJEAN	100.00%		France	France
EOLIENNES DE BULEON	100.00%		France	France
EOLIENNES DE FADOUMAL	100.00%		France	France
EOLIENNES DE GRANGE NEUVE	100.00%		France	France
EOLIENNES DE GUEHENNO	100.00%		France	France
EOLIENNES DE LA CHAPPELLE AU MANS	100.00%		France	France
EOLIENNES DE ROUGE	100.00%		France	France
EOLIENNES DE TORTEBESSE	100.00%		France	France
Eoliennes des Portes de Brâmes Benaize	100.00%		France	France
EOLIENNES DES TROIS PLAINES	100.00%		France	France
Eolmed	20.00%	E	France	France
Eren do Brasil Participações e Consultoria em Energia Ltda.	99.81%		Brazil	Brazil
Eren Maral Participações S.A.	100.00%		Brazil	Brazil
Eren Terra Santa Participações S.A.	94.22%		Brazil	Brazil
E-Vento Cirò	100.00%		Italy	Italy
Evergreen Solar, LLC	100.00%		United States	United States
ExGen Texas Power, LLC	100.00%		United States	United States
Falla Solar, S.L.U.	100.00%		Spain	Spain
FE Tutly Solar LLC	100.00%		Uzbekistan	Uzbekistan
FEN sp. z o.o.	100.00%		Poland	Poland
Fleming Solar, LLC	100.00%		United States	United States
Fluxsol	100.00%		France	France
FPV Blanchard	100.00%		France	France
Friemann & Wolf Batterietechnick GmbH	100.00%		Germany	Germany
Futur Portfolio	100.00%		France	France
G.K. Succeed Tsu Haze	45.00%	E	Japan	Japan
Galibier	50.00%	E	France	France
Gallocanta Solar, S.L.U.	100.00%		Spain	Spain
Garonne-et-Canal Energies	100.00%		France	France
GENERACIÓN FOTOVOLTAICA DEHESA NUEVA DEL REY, S.L.U.	100.00%		Spain	Spain
Geomundo Offshore Wind Power Co., Ltd.	42.50%	E	South Korea	South Korea
Glaciere De Palisse	100.00%		France	France
Global Energy	100.00%		Bulgaria	Bulgaria
Global Solar Services	100.00%		France	France
Go Electric	100.00%		United States	United States
Golden Triangle Solar, LLC	100.00%		United States	United States
Goleta Solar, S.L.U.	100.00%		Spain	Spain
GRAND RIVIERE EOLIEN STOCKAGE SERVICES	33.00%	E	France	France
Gray Whale Offshore Wind Power No.1 Co., Ltd	42.50%	E	South Korea	South Korea
Gray Whale Offshore Wind Power No.2 Co., Ltd	42.50%	E	South Korea	South Korea
Gray Whale Offshore Wind Power No.3 Co., Ltd	42.50%	E	South Korea	South Korea
Grillete Solar, S.L.U.	100.00%		Spain	Spain
GT R4 Holdings Limited	50.00%	E	United Kingdom	United Kingdom
Haeparang Energy Co. Ltd	70.00%		South Korea	South Korea
Haiding one international investment co Ltd	50.00%	E	TaIwan	TaIwan
Haiding three international investment co Ltd	50.00%	E	TaIwan	TaIwan
Haiding two international investment co Ltd	50.00%	E	TaIwan	TaIwan
Hanwha Total Solar II, LLC	50.00%	E	United States	United States
Hanwha Total Solar, LLC	50.00%	E	United States	United States
Helio 971	100.00%		France	France
Helio 974 Sol 1	59.88%		France	France
Helio Fonds Caraibes	100.00%		France	France
Helio L'R	100.00%		France	France
Helio Prony Resources New Caledonia	100.00%		New Caledonia	New Caledonia
Helio Saint Benoit	100.00%		France	France
Helio Wabealo	100.00%		France	France
Helix Project V, LLC	100.00%		United States	United States
HETTY	100.00%		France	France
HFV Montenero	100.00%		Italy	Italy
HFV Salentina	50.00%	E	Italy	Italy
Horseshoe Kelly 1, LLC	100.00%		United States	United States
Horseshoe Kelly 2, LLC	100.00%		United States	United States
HT Solar Holdings II, LLC	50.00%	E	United States	United States
HT Solar Holdings III, LLC	50.00%	E	United States	United States
HTS Holdings LLC	50.00%	E	United States	United States
Hydro 974	100.00%		France	France
HYDRO TINEE	100.00%		France	France
Hydromons	100.00%		France	France
Inov	100.00%		Italy	Italy
Iron Solar Class A Member 1, LLC	100.00%		United States	United States
IS23 Georgia P2 LLC	100.00%		United States	United States
Ise Total Nanao Power Plant G.K.	50.00%	E	Japan	Japan
Jammerland Bay Nearshore A/S	85.00%		Denmark	Denmark
Jingdan New Energy investment (Shanghai) Co. Ltd	49.00%	E	China	China
Keith Solar I, LLC	100.00%		United States	United States
Kidds Store	100.00%		United States	United States
KSF Holding Trust	57.50%	E	Australia	Australia
Kyon Energy Finance GmbH	100.00%		Germany	Germany
Kyon Energy Solutions GmbH	100.00%		Germany	Germany
LA Basin Solar I, LLC	100.00%		United States	United States
La Compagnie Electrique de Bretagne	50.00%	E	France	France
La Metairie Neuve	25.00%	E	France	France
La Quercia Solar S.R.L	100.00%		Italy	Italy
La Seauve	40.00%	E	France	France
Lanuza Solar, S.L.U.	100.00%		Spain	Spain
LaPorte Power, LLC	100.00%		United States	United States
Lauderdale Solar, LLC	100.00%		United States	United States
Laurel Energy Center, LLC	100.00%		United States	United States
Laurens Solar I, LLC	100.00%		United States	United States
Le Bois Joli	100.00%		France	France
Lemoore Stratford Land Holdings IV, LLC	100.00%		United States	United States
Les ailes de Taillard	50.00%	E	France	France
LES VENTS MEUSE SUD	100.00%		France	France
Leuret	50.00%	E	France	France
Lillebaelt Holdco A/S	85.00%		Denmark	Denmark
Lillebaelt Vind A/S	72.25%		Denmark	Denmark
Lorance Creek Solar, LLC	100.00%		United States	United States
Lorca	50.00%	E	France	France
Luce Solar SpA	100.00%		Chile	Chile
Luminora Solar Cinco, S.L.	65.00%	E	Spain	Spain
Maenggoldo Offshore Wind Power Co., Ltd	42.50%	E	South Korea	South Korea
Martianez Solar, S.L.U.	100.00%		Spain	Spain
Marysville Unified School District Solar, LLC	100.00%		United States	United States
Mastil Solar, S.L.U.	100.00%		Spain	Spain
Mauricio Solar, S.L.U.	100.00%		Spain	Spain
Maverick Equity Holding	50.00%	E	United States	United States
Maverick Sponsor Member,LLC	100.00%		United States	United States
Meco 8	100.00%		France	France
Medha Energy Private Ltd	50.00%	E	India	India
Merysol	50.00%	E	France	France
MILIN SILIEG	100.00%		France	France
Mishmar HaNegev Sun, Limited Partnership	44.64%		Israel	Israel
Missiles & Space Batteries Limited	50.00%	E	United Kingdom	United Kingdom
Miyagi Osato Solar Park G.K.	45.00%	E	Japan	Japan
Miyako Kuzakai Solarpark G.K.	50.00%	E	Japan	Japan
M-KAT Green Limited Liability Partnership	100.00%		Kazakhstan	Kazakhstan
Montpelier Solar, LLC	100.00%		United States	United States
Morena Solar, S.L.U.	100.00%		Spain	Spain
Mulilo Prieska PV (RF) Proprietary Limited	27.00%	E	South Africa	South Africa
Mustang Creek Solar, LLC	100.00%		United States	United States
Myrtle Storage Cash Equity HoldCo, LLC	100.00%		United States	United States
Myrtle Storage Class B HoldCo, LLC	100.00%		United States	United States
Myrtle Storage Class B Member, LLC	100.00%		United States	United States
Myrtle Storage TE Partnership, LLC	100.00%		United States	United States
Myrtle Storage, LLC	100.00%		United States	United States
New Green Energy Services	100.00%		France	France
Nomad Solar	100.00%		Kazakhstan	Kazakhstan
North Sea OFW N-11.2 GmbH	100.00%		Germany	Germany
North Sea OFW N-12.1 GmbH	100.00%		Germany	Germany
Nouvelle Centrale Eolienne de Lastours	50.00%	E	France	France
Nova Solar Project	100.00%		Canada	Canada
Nuza Solar, S.L.U.	100.00%		Spain	Spain
Ombrea	100.00%		France	France
OmbreaAOI2022	100.00%		France	France
Ophelia Solar, LLC	100.00%		United States	United States
Oranje Wind Power II B.V.	50.00%	E	Netherlands	Netherlands
Orchard Capital S.L.	65.00%	E	Spain	Spain
OSKVOLT Battery Services KB	100.00%		Sweden	Sweden
Oyen Wind Alberta Inc.	100.00%		Canada	Canada
Parc Eolien de Cassini	50.00%	E	France	France
Parc Eolien de l'Equinville	100.00%		France	France
Parc Eolien Du Coupru	50.00%	E	France	France
Parc Eolien Du Vilpion	50.00%	E	France	France
Parc Photovoltaique de Puyloubier	100.00%		France	France
Parc Solaire du Lorrain	100.00%		France	France
Parco Eolico La Guardia S.R.L.	100.00%		Italy	Italy
Parque Fotovoltaico Alicahue Solar SpA	100.00%		Chile	Chile
Parque Fotovoltaico Santa Adriana Solar SpA	100.00%		Chile	Chile
Parsifal Co	50.00%	E	Portugal	Portugal
Piedra Solar, LLC	100.00%		United States	United States
Pigeon Run Solar, LLC	100.00%		United States	United States
Pilastra Solar, S.L.U.	100.00%		Spain	Spain
Plum Creek Solar, LLC	100.00%		United States	United States
Pontenure Solar S.R.L.	100.00%		Italy	Italy
Portalon Solar, S.L.U.	100.00%		Spain	Spain
Pos Production Ii	60.00%		France	France
Pos Production V	70.00%		France	France
Poste HTB du Mont de L'Arbre	100.00%		France	France
Postigo Solar, S.L.U.	100.00%		Spain	Spain
Postor Solar, S.L.U.	100.00%		Spain	Spain
PT TATS Indonesia	100.00%		Indonesia	Indonesia
Quadra Energy GmbH	100.00%		Germany	Germany
Quadrica	51.00%	E	France	France
Quilla Solar, S.L.U.	100.00%		Spain	Spain
Rabiza Solar, S.L.U.	100.00%		Spain	Spain
Rainbow LuxCo S.à.r.l.	100.00%		Luxembourg	Luxembourg
Rainbow MidCo GmbH	100.00%		Germany	Germany
Rainbow TopCo GmbH	100.00%		Germany	Germany
Randolph Solar I, LLC	100.00%		United States	United States
Rececho Solar, S.L.U.	100.00%		Spain	Spain
Recova Solar, S.L.U.	100.00%		Spain	Spain
Regata Solar, S.L.U.	100.00%		Spain	Spain
Renewable Energy Seagreen Holdco Limited	50.00%	E	United Kingdom	United Kingdom
Risen Bangladesh SKS Pte Ltd	100.00%		Bangladesh	Singapore
Risen Energy (Cambodia) Battambang Co. Ltd	100.00%		Cambodia	Cambodia
RLA Solar SpA	100.00%		Chile	Chile
Rockford Brook A, LLC	100.00%		United States	United States
Rockford Brook B, LLC	100.00%		United States	United States
Rocky Creek Solar, LLC	100.00%		United States	United States
Rolling Green Solar, LLC	100.00%		United States	United States
Rolling Plains Solar, LLC	100.00%		United States	United States
Rönesans Enerji Üretim ve Ticaret Anonim Șirketi	50.00%	E	Turkey	Turkey
Runway Solar, LLC	100.00%		United States	United States
Saft (Zhuhai FTZ) Batteries Company Limited	100.00%		China	China
Saft (Zhuhai) Energy Storage Co.	100.00%		China	China
Saft AB	100.00%		Sweden	Sweden
Saft America Inc.	100.00%		United States	United States
Saft Australia Pty Limited	100.00%		Australia	Australia
Saft Batterias SL	100.00%		Spain	Spain
Saft Batterie Italia S.R.L.	100.00%		Italy	Italy
Saft Batterien GmbH	100.00%		Germany	Germany
Saft Batteries Pte Limited	100.00%		Singapore	Singapore
Saft Batteries Pty Limited	100.00%		Australia	Australia
Saft Do Brasil Ltda	100.00%		Brazil	Brazil
Saft EV S.A.S.	100.00%		France	France
Saft Ferak AS	100.00%		Czech Republic	Czech Republic
Saft Groupe S.A.S.	100.00%		France	France
Saft Hong Kong Limited	100.00%		Hong Kong	Hong Kong
Saft India Private Limited	100.00%		India	India
Saft Japan KK	100.00%		Japan	Japan
Saft Limited	100.00%		United Kingdom	United Kingdom
Saft LLC	100.00%		Russia	Russia
Saft Nife ME Limited	100.00%		Cyprus	Cyprus
Saft S.A.S.	100.00%		France	France
SAINT FRANCOIS 3 SOLAIRE SERVICES	50.00%	E	France	France
San Luis Obispo Solar I, LLC	100.00%		United States	United States
Sanabria Solar, S.L.U.	100.00%		Spain	Spain
Sanders Creek Solar, LLC	100.00%		United States	United States
SAS MONTJOLY SOLAIRE SERVICES	33.00%	E	France	France
SERVIZI RINNOVABILI SRL	100.00%		Italy	Italy
SGIP SLB Holdco 1, LLC	100.00%		United States	United States
SGIP SLB I, LLC	100.00%		United States	United States
Shakumbhari Solar Power Projects Private Ltd	50.00%	E	India	India
SIIF EDF EN Israel Ltd.	51.02%		Israel	Israel
Sistemi Energie Calabria S.R.L.	100.00%		Italy	Italy
SN Power AS	100.00%		Norway	Norway
Société Champenoise d'Energie	16.00%	E	France	France
Société d'Exploitation du Soleil du Haut-Deffens	100.00%		France	France
Société Economie Mixte Production Energetique Renouvelable	35.92%	E	France	France
SOCIETE SOLAIRE DE BOUZAC	100.00%		France	France
Sol Holding, LLC	50.00%	E	United States	United States
SOLAIRE HABITAT SOCIAL	100.00%		France	France
Solar Barocco	100.00%		Italy	Italy
Solar Carport NJ, LLC	100.00%		United States	United States
Solar Energies	65.00%	E	France	France
Solar Life Energy	100.00%		Italy	Italy
Solar Star Academia 1, LLC	100.00%		United States	United States
Solar Star Addison North, LLC	100.00%		United States	United States
Solar Star Allegany South, LLC	100.00%		United States	United States
Solar Star Always Low Prices Hi, LLC	100.00%		United States	United States
Solar Star Appling Peaches, LLC	100.00%		United States	United States
Solar Star Arizona HMR-1, LLC	100.00%		United States	United States
Solar Star Baltimore Carney, LLC	100.00%		United States	United States
Solar Star Bay City 2, LLC	100.00%		United States	United States
Solar Star Big Apple BTM, LLC	100.00%		United States	United States
Solar Star Big Apple CDG B, LLC	100.00%		United States	United States
Solar Star Big Apple CDG,LLC	100.00%		United States	United States
Solar Star Big Spring, LLC	100.00%		United States	United States
Solar Star Blakeslee 2, LLC	100.00%		United States	United States
Solar Star Brancos, LLC	100.00%		United States	United States
Solar Star Buchanan 2, LLC	100.00%		United States	United States
Solar Star California LXXV, LLC	100.00%		United States	United States
Solar Star California LXXVI, LLC	100.00%		United States	United States
Solar Star California XXXV, LLC	100.00%		United States	United States
Solar Star California XXXVI, LLC	100.00%		United States	United States
Solar Star California XXXVIII, LLC	100.00%		United States	United States
Solar Star Cambridge 1, LLC	100.00%		United States	United States
Solar Star Cantil 1, LLC	100.00%		United States	United States
Solar Star Carbondale 1, LLC	100.00%		United States	United States
Solar Star Carlsbad 1, LLC	100.00%		United States	United States
Solar Star Castlemont HS, LLC	100.00%		United States	United States
Solar Star CCC Detention Center, LLC	100.00%		United States	United States
Solar Star Central Light, LLC	100.00%		United States	United States
Solar Star Charlotte 1, LLC	100.00%		United States	United States
Solar Star Christie Hill LLC	100.00%		United States	United States
Solar Star Clovis Curry North, LLC	100.00%		United States	United States
Solar Star Clovis Curry South, LLC	100.00%		United States	United States
Solar Star Co Co 2500, LLC	100.00%		United States	United States
Solar Star Colorado II, LLC	100.00%		United States	United States
Solar Star Cougars, LLC	100.00%		United States	United States
Solar Star CRC Kern Front, LLC	100.00%		United States	United States
Solar Star CRC Mt. Poso, LLC	100.00%		United States	United States
Solar Star CRC North Shafter, LLC	100.00%		United States	United States
Solar Star CRC Pier A West, LLC	100.00%		United States	United States
Solar Star CRC Yowlumne 1 North, LLC	100.00%		United States	United States
Solar Star CRC Yowlumne 2 South, LLC	100.00%		United States	United States
Solar Star Dornsife 1, LLC	100.00%		United States	United States
Solar Star Dorothy Avenue, LLC	100.00%		United States	United States
Solar Star Fort Atkinson South, LLC	100.00%		United States	United States
Solar Star Frontier BESS, LLC	100.00%		United States	United States
Solar Star Gloucester 1, LLC	100.00%		United States	United States
Solar Star Gloucester 2, LLC	100.00%		United States	United States
Solar Star Goodwin Storage, LLC	100.00%		United States	United States
Solar Star Harbor, LLC	100.00%		United States	United States
Solar Star Harpst Arcata, LLC	100.00%		United States	United States
Solar Star Hartford South, LLC	100.00%		United States	United States
Solar Star Hawley 1, LLC	100.00%	United States	United States
Solar Star HD Maryland, LLC	100.00%	United States	United States
Solar Star HD New Jersey, LLC	100.00%	United States	United States
Solar Star HD New York, LLC	100.00%	United States	United States
Solar Star Herald Square 1, LLC	100.00%	United States	United States
Solar Star Hernwood, LLC	100.00%	United States	United States
Solar Star Hubbardson South, LLC	100.00%	United States	United States
Solar Star Irvine Civic Center, LLC	100.00%	United States	United States
Solar Star Jal, LLC	100.00%	United States	United States
Solar Star Kennedale Storage, LLC	100.00%	United States	United States
Solar Star Kern Lerdo Facility, LLC	100.00%	United States	United States
Solar Star Khsd, LLC	100.00%	United States	United States
Solar Star LA County High Desert, LLC	100.00%	United States	United States
Solar Star Lake Mills 1, LLC	100.00%	United States	United States
Solar Star LCR Culver City, LLC	100.00%	United States	United States
Solar Star LCR Irvine, LLC	100.00%	United States	United States
Solar Star LCR Split 2, LLC	100.00%	United States	United States
Solar Star Light Park, LLC	100.00%	United States	United States
Solar Star Lompoc Diatomite 1, LLC	100.00%	United States	United States
Solar Star Lone Star Fiberglass, LLC	100.00%	United States	United States
Solar Star Long Peaches, LLC	100.00%	United States	United States
Solar Star Los Lunas 2 LLC	100.00%	United States	United States
Solar Star Los Lunas, LLC	100.00%	United States	United States
Solar Star MA - Tewksbury, LLC	100.00%	United States	United States
Solar Star Massachusetts II, LLC	100.00%	United States	United States
Solar Star Massachusetts III, LLC	100.00%	United States	United States
Solar Star Mayfield 1, LLC	100.00%	United States	United States
Solar Star Maynard 1, LLC	100.00%	United States	United States
Solar Star Mifflinburg 1, LLC	100.00%	United States	United States
Solar Star Millville Rohrsburg, LLC	100.00%	United States	United States
Solar Star Millville, LLC	100.00%	United States	United States
Solar Star North Herty Storage, LLC	100.00%	United States	United States
Solar Star Oakland Technical HS, LLC	100.00%	United States	United States
Solar Star Orangeville 2, LLC	100.00%	United States	United States
Solar Star Orangeville Eagle, LLC	100.00%	United States	United States
Solar Star Palmyra North, LLC	100.00%	United States	United States
Solar Star Parent CRC Kern Front, LLC	100.00%	United States	United States
Solar Star Parent CRC Mt. Poso, LLC	100.00%	United States	United States
Solar Star Parent CRC North Shafter, LLC	100.00%	United States	United States
Solar Star Parent CRC Pier A West, LLC	100.00%	United States	United States
Solar Star Parent CRC Yowlumne 1 North, LLC	100.00%	United States	United States
Solar Star Parent CRC Yowlumne 2 South, LLC	100.00%	United States	United States
Solar Star Pennsauken, LLC	100.00%	United States	United States
Solar Star Pleasant Mount 1, LLC	100.00%	United States	United States
Solar Star Pleasant Mount 2, LLC	100.00%	United States	United States
Solar Star PTC 1, LLC	100.00%	United States	United States
Solar Star PTC 2, LLC	100.00%	United States	United States
Solar Star PUSD Monache, LLC	100.00%	United States	United States
Solar Star PUSD Porterville HS LLC	100.00%	United States	United States
Solar Star Saft Valdosta, LLC	100.00%	United States	United States
Solar Star Santa Ana HS, LLC	100.00%	United States	United States
Solar Star Serving Science 2, LLC	100.00%	United States	United States
Solar Star Seventeen Peaches, LLC	100.00%	United States	United States
Solar Star Storage Texas, LLC	100.00%	United States	United States
Solar Star Tift Toombs Peaches, LLC	100.00%	United States	United States
Solar Star Timberville 1, LLC	100.00%	United States	United States
Solar Star Timberville 2, LLC	100.00%	United States	United States
Solar Star Track Southern Ave 1, LLC	100.00%	United States	United States
Solar Star Tranquility, LLC	100.00%	United States	United States
Solar Star Unkety Brook, LLC	100.00%	United States	United States
Solar Star Urbana Landfill South, LLC	100.00%	United States	United States
Solar Star Vegas 1, LLC	100.00%	United States	United States
Solar Star Virginia Holdco, LLC	100.00%	United States	United States
Solar Star Ware 1, LLC	100.00%	United States	United States
Solar Star Western Hills Storage, LLC	100.00%	United States	United States
Solar Star Whitewater South, LLC	100.00%	United States	United States
Solar Star Wholesome Portland, LLC	100.00%	United States	United States
Solarfarm Brzezinka sp. z o.o.	100.00%	Poland	Poland
Solarstar Ma I, LLC	100.00%	United States	United States
SolarStorage Fund A, LLC	100.00%	United States	United States
SolarStorage Fund B, LLC	100.00%	United States	United States
SolarStorage Fund C, LLC	100.00%	United States	United States
SolarStorage Fund D, LLC	100.00%	United States	United States
SOLEIL DE BAGNOLS	100.00%	France	France
SOLEIL DE BALSAC	100.00%	France	France
SOLEIL DE GAUJAC	100.00%	France	France
SOLEIL D'IZERNORE	100.00%	France	France
Solenergy	100.00%	Italy	Italy
Sombrero Solar, LLC	100.00%	United States	United States
Spinnaker Solar, S.L.U.	100.00%	Spain	Spain
Springwater Solar, LLC	100.00%	United States	United States
SPWR SS 1, LLC	100.00%	United States	United States
Strongstown Solar, LLC	100.00%	United States	United States
SunPower Bobcat Solar, LLC	100.00%	United States	United States
SunPower Commercial FTB Construction, LLC	100.00%		United States	United States
SunPower Helix I, LLC	100.00%		United States	United States
SunPower NY CDG 1, LLC	100.00%		United States	United States
SunPower Revolver HoldCo I Parent, LLC	100.00%		United States	United States
SunPower Revolver HoldCo I, LLC	100.00%		United States	United States
Sunzil	50.00%	E	France	France
Swingletree Operations, LLC	100.00%		United States	United States
Tadiran Batteries GmbH	100.00%		Germany	Germany
Tadiran Batteries Limited	100.00%		Israel	Israel
Talmei Eliyahu Green Energies Ltd.	46.94%		Israel	Israel
Terrilvoltaïque de Ronchamp et Magny-Danigon	40.80%	E	France	France
TexGen Power, LLC	100.00%		United States	United States
TNE Holdco 1 Ltd	100.00%		United Kingdom	United Kingdom
Tosca Holdco, LLC	50.00%	E	United States	United States
Total Envision Energy Services (Shanghai) Co., Ltd	50.00%	E	China	China
Total Eren H2	80.00%	E	France	France
Total Tractebel Emirates O&M Company	50.00%	E	France	United Arab Emirates
Total Tractebel Emirates Power Company	50.00%	E	France	United Arab Emirates
TotalEnergies - Centrale Electrique Bayet	100.00%		France	France
TotalEnergies - Centrale Electrique Marchienne-au-Pont	100.00%		Belgium	Belgium
TotalEnergies - Centrale Electrique Pont-sur-Sambre	100.00%		France	France
TotalEnergies - Centrale Electrique Saint-Avold	100.00%		France	France
TotalEnergies - Centrale Electrique Toul	100.00%		France	France
TotalEnergies Alamo Solar, S.L.U.	100.00%		Spain	Spain
TotalEnergies Andromeda Solar, S.L.U.	100.00%		Spain	Spain
TotalEnergies B Solar, LLC	100.00%		United States	United States
TotalEnergies BZ Holdco, LLC	100.00%		United States	United States
TotalEnergies C HoldCo, LLC	100.00%		United States	United States
TotalEnergies Carolina Long Bay, LLC	100.00%		United States	United States
TotalEnergies Clientes	100.00%		Spain	Spain
TotalEnergies CWB 1 Solar, LLC	100.00%		United States	United States
TotalEnergies DF Solar, LLC	100.00%		United States	United States
TotalEnergies Distributed Generation Assets USA, LLC	100.00%		United States	United States
TotalEnergies Distributed Generation Operations Holdco USA, LLC	100.00%		United States	United States
TotalEnergies Distributed Generation Philippines Inc.	100.00%		United States	United States
TotalEnergies Distributed Generation USA, LLC	100.00%		United States	United States
TotalEnergies Dracena Participaçoes	100.00%		Brazil	Brazil
TotalEnergies Electricidad y Gas España	100.00%		Spain	Spain
TotalEnergies Electricité et Gaz France	100.00%		France	France
TotalEnergies ENEOS Renewables Distributed Generation Asia Pte.Ltd	50.00%	E	Singapore	Singapore
TotalEnergies Flexible Power USA, LLC	100.00%		United States	United States
TotalEnergies H Solar, LLC	100.00%		United States	United States
TotalEnergies HI Holdco, LLC	100.00%		United States	United States
TotalEnergies HI II Holdco, LLC	100.00%		United States	United States
TotalEnergies Integrated Power ESS Belgium	100.00%		Belgium	Belgium
TotalEnergies L Wind Holdco, LLC	100.00%		United States	United States
TotalEnergies Marahu Holding, LLC	100.00%		United States	United States
TotalEnergies Montpelier Solar Holdco, LLC	100.00%		United States	United States
TotalEnergies Offshore Wind Korea	100.00%		France	France
TotalEnergies Offshore Wind Netherlands Participations I B.V.	100.00%		Netherlands	Netherlands
TotalEnergies Offshore Wind Netherlands Participations II B.V.	100.00%		Netherlands	Netherlands

TotalEnergies OFW NSE1 GmbH	100.00%		Germany	Germany
TotalEnergies OFW NSE2 GmbH	100.00%		Germany	Germany
TotalEnergies OFW OSE GmbH	100.00%		Germany	Germany
TotalEnergies OFW US 1, LLC	100.00%		United States	United States
TotalEnergies OFW US 4, LLC	100.00%		United States	United States
TotalEnergies OFW WB Ost GmbH	100.00%		Germany	Germany
TotalEnergies OFW WB West GmbH	100.00%		Germany	Germany
TotalEnergies P Solar HoldCo, LLC	100.00%		United States	United States
TotalEnergies Planta Solar Andalucia 3, S.L.U.	100.00%		Spain	Spain
TotalEnergies Power & Gas Belgium	100.00%		Belgium	Belgium
TotalEnergies Power Generation France	100.00%		France	France
TotalEnergies Renewables	100.00%		France	France
TotalEnergies Renewables (Cambodia) Co., Ltd	100.00%		Cambodia	Cambodia
TotalEnergies Renewables Asia	100.00%		Singapore	Singapore
TotalEnergies Renewables Australia	100.00%		Australia	Australia
TotalEnergies Renewables Big Sky Solar Holding I Corporation	50.00%	E	Canada	Canada
TotalEnergies Renewables Bulgaria	100.00%		Bulgaria	Bulgaria
TotalEnergies Renewables Business Support Chile SpA	100.00%		Chile	Chile
TotalEnergies Renewables Canada Holding Corporation	100.00%		Canada	Canada
TotalEnergies Renewables Deutschland GmbH	100.00%		Germany	Germany
TotalEnergies Renewables Development Asia Pte. Ltd.	100.00%		Singapore	Singapore
TotalEnergies Renewables Development Middle East	100.00%		France	France
TotalEnergies Renewables Development Partnership, LLC	100.00%		United States	United States
TotalEnergies Renewables Development Philippines Corporation	100.00%		Philippines	Philippines
TotalEnergies Renewables DG Asia Assets Pte Ltd	100.00%		Singapore	Singapore
TotalEnergies Renewables DG Development Asia Pte. Ltd.	100.00%		Singapore	Singapore
TotalEnergies Renewables DG Holdings Asia Pte Ltd	100.00%		Singapore	Singapore
TotalEnergies Renewables DG MEA - Assets 1 FZE	100.00%		United Arab Emirates	United Arab Emirates
TotalEnergies Renewables DG MEA FZE	100.00%		United Arab Emirates	United Arab Emirates
TotalEnergies Renewables ESS Carling	100.00%		France	France
TotalEnergies Renewables ESS Flandres	100.00%		France	France
TotalEnergies Renewables ESS Grandpuits	100.00%		France	France
TotalEnergies Renewables Holding Hellas	100.00%		Luxembourg	Luxembourg
TotalEnergies Renewables Holding Luxembourg Nov S.A.	100.00%		Luxembourg	Luxembourg
TotalEnergies Renewables Iberica, S.L.U	100.00%		Spain	Spain
TotalEnergies Renewables India	100.00%		Luxembourg	Luxembourg
TotalEnergies Renewables Indian Ocean Ltd	100.00%		Mauritius Island	Mauritius Island
TotalEnergies Renewables International	100.00%		France	France
TotalEnergies Renewables Investments, LLC	100.00%		United States	United States
TotalEnergies Renewables Italia	100.00%		Italy	Italy
TotalEnergies Renewables Jammerland ApS	100.00%		Denmark	Denmark
TotalEnergies Renewables LandCo, LLC	100.00%		United States	United States
TotalEnergies Renewables Latin America	100.00%		Chile	Chile
TotalEnergies Renewables Lillebaelt ApS	100.00%		Denmark	Denmark
TotalEnergies Renewables Malaysia Sdn. Bhd.	100.00%		Malaysia	Malaysia
TotalEnergies Renewables Nederland A B.V.	100.00%		Netherlands	Netherlands
TotalEnergies Renewables Nederland B.V.	100.00%		Netherlands	Netherlands
TotalEnergies Renewables Nov	100.00%		France	France
TotalEnergies Renewables Nova Solar Holding Corporation	100.00%		Canada	Canada
TotalEnergies Renewables Oyen Wind Holding Corporation	100.00%		Canada	Canada
TotalEnergies Renewables Poland	100.00%		Poland	Poland
TotalEnergies Renewables Portugal Hibridização Gardunha, S.A.	100.00%		Portugal	Portugal
TotalEnergies Renewables Portugal Hibridização S.A.	100.00%		Portugal	Portugal
TotalEnergies Renewables Portugal International S.A.	100.00%		Portugal	Portugal
TotalEnergies Renewables Portugal SGPS	100.00%		Portugal	Portugal
TotalEnergies Renewables Portugal Sol & Vento S.A.	100.00%		Portugal	Portugal
TotalEnergies Renewables Projects Philippines Corporation	100.00%		Philippines	Philippines
TotalEnergies Renewables Projects Singapore Pte. Ltd	100.00%		Singapore	Singapore
TotalEnergies Renewables Projects Vietnam	100.00%		Singapore	Singapore
TotalEnergies Renewables R4 Holdco Ltd	100.00%		United Kingdom	United Kingdom
TotalEnergies Renewables Services Bulgaria	100.00%		Bulgaria	Bulgaria
TotalEnergies Renewables Services Italia	100.00%		Italy	Italy
TotalEnergies Renewables Services Poland	100.00%		Poland	Poland
TotalEnergies Renewables Services Portugal	100.00%		Portugal	Portugal
TotalEnergies Renewables Services USA, LLC	100.00%		United States	United States
TotalEnergies Renewables Singapore Pte. Ltd	100.00%		Singapore	Singapore
TotalEnergies Renewables Solar Italia	100.00%		Italy	Italy
TotalEnergies Renewables Southern Africa	100.00%		South Africa	South Africa
TotalEnergies Renewables Thailand	100.00%		Thailand	Thailand
TotalEnergies Renewables UK Limited	100.00%		United Kingdom	United Kingdom
TotalEnergies Renewables USA, LLC	100.00%		United States	United States
TotalEnergies Renouvelables Danemark ApS	100.00%		Denmark	Denmark
TotalEnergies Renouvelables France	100.00%		France	France
TotalEnergies Renouvelables Nogara	50.00%	E	France	France
TotalEnergies Renouvelables Pacific	100.00%		France	France
TotalEnergies Solar DG Nederland B.V.	100.00%		Netherlands	Netherlands
TotalEnergies Solar France	100.00%		France	France
TotalEnergies Solar Intl	100.00%		France	France
TotalEnergies Solar Wind Indian Ocean Ltd	100.00%		Mauritius Island	Mauritius Island
TotalEnergies Springwater Solar Holdco, LLC	100.00%		United States	United States
TotalEnergies Strong, LLC	50.00%	E	United States	United States
TotalEnergies Tymochtee Solar Holdco, LLC	100.00%		United States	United States
TotalEnergies Wire 3, LLC	100.00%		United States	United States
TQN Hydro	100.00%		France	France
TQN Solar	100.00%		France	France
TQN Solar Nogara	50.00%	E	France	France
TQN Wind	100.00%		France	France
Trofeo Solar, S.L.U.	100.00%		Spain	Spain
Truyesol	50.00%	E	France	France
TSGF SpA	100.00%		Chile	Chile
TSSDG India Private Limited	100.00%		India	India
Tymochtee Solar, LLC	100.00%		United States	United States
Uusiutuva Energia Puutionsaari Oy	100.00%		Finland	Finland
Valencia Solar 1, LLC	100.00%		United States	United States
Valencia Solar 2, LLC	100.00%		United States	United States
Valencia Solar 3, LLC	100.00%		United States	United States
Valencia Solar 4, LLC	100.00%		United States	United States
Valorene	66.00%		France	France
Varadero Solar, S.L.U.	100.00%		Spain	Spain
VENTO SOLARE S.R.L.	100.00%		Italy	Italy
Vents D'Oc Centrale D'Energie Renouvelable 16	100.00%		France	France
Vents D'Oc Centrale D'Energie Renouvelable 17	50.00%	E	France	France
Vents D'Oc Centrale D'Energie Renouvelable 18	100.00%		France	France
Vertigo	25.92%	E	France	France
Vireausol	50.00%	E	France	France
VSB ENERGIA VERDE ITALIA S.R.L.	100.00%		Italy	Italy
VSB Energie Odnawialne Polska sp. z o.o.	100.00%		Poland	Poland
VSB Energiepark Fischbach GmbH & Co. KG	100.00%		Germany	Germany
VSB ENERGIES NOUVELLES	100.00%		France	France
VSB Energy GmbH & Co. KG	100.00%		Germany	Germany
VSB Green Yield One GmbH	100.00%		Germany	Germany
VSB Holding GmbH	100.00%		Germany	Germany
VSB Mobility GmbH	100.00%		Germany	Germany
VSB Neue Energien Deutschland GmbH	100.00%		Germany	Germany
VSB Obnovljiva Energija Hrvatska d.o.o.	100.00%		Croatia	Croatia
VSB Service GmbH	100.00%		Germany	Germany
VSB Uusiutuva Energia Suomi Oy	100.00%		Finland	Finland
VSB Windpark Arnsberg GmbH & Co. KG	100.00%		Germany	Germany
VSB Windpark Elster Repowering GmbH & Co. KG	100.00%		Germany	Germany
VSB Windpark Flintbek GmbH & Co. KG	100.00%		Germany	Germany
VSB Windpark Jördenstorf GmbH & Co. KG	100.00%		Germany	Germany
VSB Windpark Löberitz GmbH & Co. KG	100.00%		Germany	Germany
VSB Windpark Pölzig Zwei GmbH & Co. KG	100.00%		Germany	Germany
VSB Windpark Pustleben GmbH & Co. KG	100.00%		Germany	Germany
VSB Windpark Schnorbeck-Extertal GmbH & Co. KG	100.00%		Germany	Germany
VSB Windpark Vockenrod GmbH & Co. KG	100.00%		Germany	Germany
VSB Windpark Weißandt-Gölzau Zwei GmbH & Co. KG	100.00%		Germany	Germany
VSB Windpark Wirmighausen GmbH & Co. KG	100.00%		Germany	Germany
VSB Windpark Zernitz-Lohm GmbH & Co. KG	100.00%		Germany	Germany
West Burton Flexible Generation Ltd	50.00%	E	United Kingdom	United Kingdom
Wichita Data, LLC	100.00%		United States	United States
Wichita Solar I, LLC	100.00%		United States	United States
Winche Solar, S.L.U.	100.00%		Spain	Spain
Wind 1013 GmbH	100.00%		Germany	Germany
Wind 1026 GmbH	100.00%		Germany	France
Wind 1027 GmbH	100.00%		Germany	Germany
Wind 1028 GmbH	100.00%		Germany	Germany
Wind 1029 GmbH	100.00%		Germany	Germany
Windbostel Ost GmbH	50.00%	E	Germany	Germany
Windbostel West GmbH	50.00%	E	Germany	Germany
Windpark Quellendorf Eins GmbH & Co. KG	65.00%		Germany	Germany
Winergy	100.00%		France	France
Wolf Hollow I Power, LLC	100.00%		United States	United States
Wolf Hollow Services, LLC	50.00%	E	United States	United States
Woodbury Solar, LLC	100.00%		United States	United States
WP FRANCE 20	100.00%		France	France
WP France 21	100.00%		France	France
WP FRANCE 23	100.00%		France	France
WP FRANCE 24	100.00%		France	France
WP FRANCE 28	100.00%		France	France
WSB Park Wiatrowy Kepno sp. z o.o.	100.00%		Poland	Poland
Yunlin Holding GmbH	23.00%	E	Germany	Germany
Yunlin Ukco Limited	29.46%	E	United Kingdom	United Kingdom
Zenith Solar, LLC	100.00%		United States	United States
Zephyr Holdings GP, LLC	50.00%	E	United States	United States

Business		% Company		Country of	Country of
segment	Statutory corporate name	interest	Method	incorporation	operations
Refining & Chemicals
	ATLANTIC TRADING AND MARKETING INC.	100.00%		United States	United States
	BALZATEX SAS	100.00%		France	France
	BASF TOTALENERGIES PETROCHEMICALS LLC	40.00%		United States	United States
	Bay Junction Inc.	100.00%		United States	United States
	Bayport Polymers LLC	50.00%	E	United States	United States
	BORRACHAS PORTALEGRE LTDA	100.00%		Portugal	Portugal
	BOU Verwaltungs GmbH	100.00%		Germany	Germany
	BxT Trading	50.00%	E	United Arab Emirates	United Arab Emirates
	CATELSA-CACERES SAU	100.00%		Spain	Spain
	Chartering and Shipping Services Singapore Pte. Ltd.	100.00%		Singapore	Singapore
	Composite Industrie Maroc S.A.R.L.	100.00%		Morocco	Morocco
	Composite Industrie S.A.S.	100.00%		France	France
	Cosden, LLC	100.00%		United States	United States
	COS-MAR Company	50.00%		United States	United States
	Cray Valley (Guangzhou) Chemical Company, Limited	100.00%		China	China
	Cray Valley Czech	100.00%		Czech Republic	Czech Republic
	Cray Valley HSC Asia Ltd	100.00%		China	China
	Cray Valley S.A.	100.00%		France	France
	CSSA - Chartering and Shipping Services S.A.	100.00%		Switzerland	Switzerland
	EcoMotion JV GmbH	49.90%	E	Germany	Germany
	Elf Aquitaine Fertilisants	100.00%		France	France
	ESPA SARL	100.00%		France	France
	Feluy Immobati	100.00%		Belgium	Belgium
	Fina Technology, Inc.	100.00%		United States	United States
	FPL Enterprises, Inc.	100.00%		United States	United States
	Gasket (Suzhou) Valve Components Co., Ltd.	100.00%		China	China
	GASKET INTERNATIONAL SRL	100.00%		Italy	Italy
	Grande Paroisse S.A.	100.00%		France	France
	Hanwha TotalEnergies Petrochemical Co., Ltd	50.00%	E	South Korea	South Korea
	HBA HUTCHINSON BRASIL AUTOMOTIVE LTDA	100.00%		Brazil	Brazil
	Hutchinson (Chongqing) Automotive Systems Ltd	100.00%		China	China
	HUTCHINSON (MALTA) LIMITED	100.00%		Malta	Malta
	HUTCHINSON (UK) LIMITED	100.00%		United Kingdom	United Kingdom
	HUTCHINSON (WUHAN) AUTOMOTIVE RUBBER PRODUCTS COMPANY LTD	100.00%		China	China
Hutchinson Aeronautique & Industrie Limited	100.00%		Canada	Canada
HUTCHINSON AEROSPACE & INDUSTRY, INC.	100.00%		United States	United States
HUTCHINSON AEROSPACE GMBH	100.00%		Germany	Germany
Hutchinson Aerospace Services SNC	100.00%		France	France
HUTCHINSON ANTIVIBRATION SYSTEMS, INC.	100.00%		United States	United States
HUTCHINSON AUTOPARTES DE MEXICO SA.DE CV	100.00%		Mexico	Mexico
HUTCHINSON BORRACHAS DE PORTUGAL LTDA	100.00%		Portugal	Portugal
HUTCHINSON CORPORATION	100.00%		United States	United States
Hutchinson d.o.o Ruma LLC	100.00%		Serbia	Serbia
HUTCHINSON DO BRASIL SA	100.00%		Brazil	Brazil
HUTCHINSON FLUID MANAGEMENT SYSTEMS INC	100.00%		United States	United States
HUTCHINSON GMBH	100.00%		Germany	Germany
Hutchinson Holding GmbH	100.00%		Germany	Germany
HUTCHINSON HOLDINGS UK LIMITED	100.00%		United Kingdom	United Kingdom
HUTCHINSON IBERIA, S.A.	100.00%		Spain	Spain
HUTCHINSON INDUSTRIAL RUBBER PRODUCTS (SUZHOU) CO,LTD	100.00%		China	China
HUTCHINSON INDUSTRIAL RUBBER PRODUCTS PRIVATE LIMITED INDE	100.00%		India	India
HUTCHINSON INDUSTRIAS DEL CAUCHO SAU	100.00%		Spain	Spain
HUTCHINSON INDUSTRIES INC.	100.00%		United States	United States
Hutchinson Japan Company Limited	100.00%		Japan	Japan
HUTCHINSON KOREA LIMITED	100.00%		South Korea	South Korea
Hutchinson Maroc S.A.R.L. AU	100.00%		Morocco	Morocco
Hutchinson Poland SP ZO.O.	100.00%		Poland	Poland
HUTCHINSON POLYMERS SNC	100.00%		France	France
HUTCHINSON PORTO TUBOS FLEXIVEIS LTDA	100.00%		Portugal	Portugal
Hutchinson Precision Sealing Systems, Inc.	100.00%		United States	United States
Hutchinson Research & Innovation Singapore Pte. Ltd.	100.00%		Singapore	Singapore
Hutchinson S.A.	100.00%		France	France
Hutchinson S.N.C.	100.00%		France	France
Hutchinson S.R.L. (Brasov)	100.00%		Romania	Romania
HUTCHINSON SEAL DE MEXICO SA.DE CV.	100.00%		Mexico	Mexico
HUTCHINSON SEALING SYSTEMS INC	100.00%		United States	United States
HUTCHINSON SRL (ITALIE)	100.00%		Italy	Italy
Hutchinson SRO	100.00%		Czech Republic	Czech Republic
HUTCHINSON STOP-CHOC GMBH	100.00%		Germany	Germany
Hutchinson Technologies (Maanshan) Co., Ltd.	100.00%		China	China
Hutchinson Technologies (Shenyang) Co., Ltd.	100.00%		China	China
HUTCHINSON TRANSFERENCIA DE FLUIDOS SA.DE CV	100.00%		Mexico	Mexico
Hutchinson Tunisie S.A.R.L.	100.00%		Tunisia	Tunisia
Hutchinson Vietnam Company Limited	100.00%		Vietnam	Vietnam
Iber Resinas S.L.	100.00%		Spain	Spain
INDUSTRIAS TECNICAS DE LA ESPUMA SL	100.00%		Spain	Spain
INDUSTRIELLE DESMARQUOY SNC	100.00%		France	France
JEHIER SAS	99.89%		France	France
JPR SAS	100.00%		France	France
KTN KUNSTSTOFFTECHNIK NOBITZ GMBH	100.00%		Germany	Germany
La Porte Pipeline Company, L.P.	19.96%	E	United States	United States
La Porte Pipeline GP, LLC	19.96%	E	United States	United States
Laffan Refinery Company Limited 1	10.00%	E	Qatar	Qatar
Le Joint Francais S.N.C.	100.00%		France	France
Legacy Site Services Funding Inc.	100.00%		United States	United States
Legacy Site Services LLC	100.00%		United States	United States
LES STRATIFIES SAS	100.00%		France	France
Lone Wolf Land Company	100.00%		United States	United States
Machen Land Limited	100.00%		United Kingdom	United Kingdom
Metafactory	100.00%		France	France
Mide Technology Corporation	100.00%		United States	United States
OLUTEX OBERLAUSITZER LUFTFAHRTTEXTILIEN GMBH	100.00%		Germany	Germany
PAMARGAN PRODUCTS LIMITED	100.00%		United Kingdom	United Kingdom
Paulstra S.N.C.	100.00%		France	France
PFW Aerospace GmbH	100.00%		Germany	Germany
PFW Havacilik Sanayi ve Dis Ticaret Limited Sirtketi	100.00%		Turkey	Turkey
PFW UK MACHINING LIMITED	100.00%		United Kingdom	United Kingdom
Polyblend GmbH	100.00%		Germany	Germany
Qatar Petrochemical Company Q.S.C. (QAPCO)	20.00%	E	Qatar	Qatar
Qatofin Company Limited	49.08%	E	Qatar	Qatar
Résilium	100.00%		Belgium	Belgium
Retia	100.00%		France	France
Retia USA LLC	100.00%		United States	United States
San Jacinto Rail Limited	17.00%	E	United States	United States
Saudi Aramco Total Refining & Petrochemical Company	37.50%	E	Saoudia Arabia	Saoudia Arabia
Septentrion Participations	100.00%		France	France
Société Béarnaise De Gestion Industrielle	100.00%		France	France
Société du Pipeline Sud-Européen	35.14%	E	France	France
Southeast Texas Pipelines LLC	40.00%		United States	United States
Stillman Seal Corporation	100.00%		United States	United States
STOP-CHOC (UK) LIMITED	100.00%		United Kingdom	United Kingdom
STR Tecoil Oy	100.00%		Finland	Finland
Synova	100.00%		France	France
TankOpslag en PijpleidingenNet N.V.	55.00%		Netherlands	Netherlands
TECHLAM SAS	100.00%		France	France
Tesbo Oy	100.00%		Finland	Finland
TESSAF S.A.S.	50.10%		France	France
THERMAL CONTROL SYSTEMS AUTOMOTIVE (TCFR)	100.00%		France	France
Total Atlantic Trading Mexico S.A. de C.V.	100.00%		Mexico	Mexico
Total Energy Marketing A/S	100.00%		Denmark	Denmark
TotalEnergies Activités Maritimes	100.00%		France	France
TotalEnergies Belgium Services	100.00%		Belgium	Belgium
TotalEnergies Corbion B.V.	50.00%	E	Netherlands	Netherlands
TotalEnergies Fluids	100.00%		France	France
TotalEnergies Laffan Refinery Holdco	100.00%		France	France
TotalEnergies Marketing Deutschland GmbH Refining (e)	100.00%		Germany	Germany
TotalEnergies Olefins Antwerp	100.00%		Belgium	Belgium
TotalEnergies Petrochemicals & Refining SA/NV	100.00%		Belgium	Belgium
TotalEnergies Petrochemicals (Hong-Kong) Ltd	100.00%		Hong Kong	Hong Kong
TotalEnergies Petrochemicals (Shanghai) Co. Ltd	100.00%		China	China
TotalEnergies Petrochemicals Development Feluy	100.00%		Belgium	Belgium
TotalEnergies Petrochemicals Ecaussinnes	100.00%		Belgium	Belgium
TotalEnergies Petrochemicals Feluy	100.00%		Belgium	Belgium
TotalEnergies Petrochemicals France	100.00%		France	France
TotalEnergies Petrochemicals Iberica	100.00%		Spain	Spain
TotalEnergies Petrochemicals UK Ltd	100.00%		United Kingdom	United Kingdom
TotalEnergies Pipeline USA, Inc.	100.00%		United States	United States
TotalEnergies Plastic Energy Advanced Recycling SAS	64.92%		France	France
TotalEnergies Polymers Antwerp	100.00%		Belgium	Belgium
TotalEnergies Raffinage Chimie	100.00%		France	France
TotalEnergies Raffinage France	100.00%		France	France
TotalEnergies Raffinerie Mitteldeutschland GmbH	100.00%		Germany	Germany
TotalEnergies Refinery Antwerp	100.00%		Belgium	Belgium
TotalEnergies Refinery Port Arthur, LLC	100.00%		United States	United States
TotalEnergies Refining & Chemicals Arabia	100.00%		France	France
TotalEnergies Splitter USA, Inc.	100.00%		United States	United States
TotalEnergies Trading Asia Pte. Ltd	100.00%		Singapore	Singapore
TotalEnergies Trading Europe	100.00%		France	France
TotalEnergies Trading Products S.A.	100.00%		Switzerland	Switzerland
TotalEnergies Trading Storage S.A.	100.00%		Switzerland	Switzerland
TOTSA	100.00%		Switzerland	Switzerland
Totseanergy	49.00%	E	Belgium	Belgium
VIBRACHOC SAU	100.00%		Spain	Spain
Zeeland Refinery NV	55.00%		Netherlands	Netherlands

Business		% Company		Country of	Country of
segment	Statutory corporate name	interest	Method	incorporation	operations
Marketing & Services
	Antilles Gaz	100.00%		France	France
	Argedis	100.00%		France	France
	Aristea	51.00%	E	Belgium	Belgium
	Arteco	49.99%	E	Belgium	Belgium
	AS 24	100.00%		France	France
	AS 24 Belgium	100.00%		Belgium	Belgium
	AS 24 Espanola S.A.	100.00%		Spain	Spain
	AS 24 Fuel Card Limited	100.00%		United Kingdom	United Kingdom
	AS 24 Lietuva	100.00%		Lithunia	Lithunia
	AS 24 Polska SP ZO.O.	100.00%		Poland	Poland
	AS 24 Tankservice GmbH	100.00%		Germany	Germany
	BELGIAN EASY DATA DRIVEN ELECTRICAL CHARGING	100.00%		Belgium	Belgium
	C.M.T.M. CENTRE DE MANAGEMENT DE TRANSACTIONS MONETIQUES	99.90%		France	France
	Circle K Belgium	40.00%	E	Belgium	Belgium
	CLEAN ENERGY FUELS CORP	19.42%	E	United States	United States
	Elf Oil UK Aviation Limited	100.00%		United Kingdom	United Kingdom
	Elf Oil UK Properties Limited	100.00%		United Kingdom	United Kingdom
	Fioulmarket.fr	100.00%		France	France
	Gapco Kenya Limited	100.00%		Kenya	Kenya
	Gapco Tanzania Limited	100.00%		Tanzania	Tanzania
	Guangzhou Elf Lubricants Company Limited	77.00%		China	China
	Gulf Africa Petroleum Corporation	100.00%		France	France
	Hexawatt Holding	51.00%	E	France	France
	Lubricants Vietnam Holding Limited	100.00%		Hong Kong	Hong Kong
	Quimica Vasca S.A.U.	100.00%		Spain	Spain
	Saudi Total Petroleum Products	51.00%	E	Saoudia Arabia	Saoudia Arabia
	Société mahoraise de stockage de produits pétroliers	100.00%		France	France
	Société pour l'exploitation de l'usine de Rouen	98.98%		France	France
	Société Urbaine des Pétroles	100.00%		France	France
	S-OIL TotalEnergies Lubricants Co. Ltd	50.00%	E	South Korea	South Korea
	Source EV Limited	50.00%	E	United Kingdom	United Kingdom
	South Asia LPG Company Private Limited	50.00%	E	India	India
	Stedis	100.00%		France	France
	Tas'Helat Marketing Company	50.00%	E	Saoudia Arabia	Saoudia Arabia
	TEAL Mobility	50.00%	E	France	France
	TEVGO	100.00%		France	France
	Total (Tianjin) Manufacturing Co., Ltd.	77.00%		China	China
	Total Bitumen UK Limited	100.00%		United Kingdom	United Kingdom
	Total Lubricants (China) Company Limited	77.00%		China	China
Total Marketing Uganda Ltd	100.00%		Uganda	Uganda
TotalEnergies (China) Investment Co Ltd	100.00%		China	China
TotalEnergies Additives and Fuels Solutions	100.00%		France	France
TotalEnergies Aviation	100.00%		France	France
TotalEnergies Aviation Suisse S.A.	100.00%		Switzerland	Switzerland
TotalEnergies Aviation Zambia Ltd	100.00%		Zambia	Zambia
TotalEnergies Bitumen Deutschland GmbH	100.00%		Germany	Germany
TotalEnergies Charging Services	100.00%		France	France
TotalEnergies Charging Services España, S.L.U.	100.00%		Spain	Spain
TotalEnergies Charging Services Singapore Pte. Ltd.	100.00%		Singapore	Singapore
TotalEnergies Charging Solutions Belgium	100.00%		Belgium	Belgium
TotalEnergies Charging Solutions Deutschland GmbH	100.00%		Germany	Germany
TotalEnergies Charging Solutions Nederland B.V.	100.00%		Netherlands	Netherlands
TotalEnergies Charging Solutions UK Ltd	100.00%		United Kingdom	United Kingdom
TotalEnergies Glass Lubricants Europe GmbH	100.00%		Germany	Germany
TotalEnergies Holdings Deutschland GmbH	100.00%		Germany	Germany
TotalEnergies LPG Vietnam Company Ltd	100.00%		Vietnam	Vietnam
TotalEnergies Lubrifiants	99.98%		France	France
TotalEnergies Lubrifiants Algérie SPA	78.90%		Algeria	Algeria
TotalEnergies Lubrifiants Services Automobile	99.98%		France	France
TotalEnergies Marine Fuels Pte. Ltd	100.00%		Singapore	Singapore
TotalEnergies Marketing (Cambodia) Co. Ltd	100.00%		Cambodia	Cambodia
TotalEnergies Marketing (Fiji) Pte Ltd	100.00%		Fiji Islands	Fiji Islands
TotalEnergies Marketing (Hubei) Co., Ltd	100.00%		China	China
TotalEnergies Marketing (Shanghai) Co., Ltd	100.00%		China	China
TotalEnergies Marketing African Holdings Ltd	100.00%		United Kingdom	United Kingdom
TotalEnergies Marketing Afrique	100.00%		France	France
TotalEnergies Marketing Angola S.A.	50.00%	E	Angola	Angola
TotalEnergies Marketing Antilles-Guyane	100.00%		France	France
TOTALENERGIES MARKETING ARGENTINA	100.00%		Argentina	Argentina
TotalEnergies Marketing Asia-Pacific Middle East Pte. Ltd	100.00%		Singapore	Singapore
TotalEnergies Marketing Austria Gmbh	100.00%		Austria	Austria
TotalEnergies Marketing Belgium	100.00%		Belgium	Belgium
TotalEnergies Marketing Cameroun S.A.	67.01%		Cameroon	Cameroon
TotalEnergies Marketing Ceská republika S.R.O.	100.00%		Czech Republic	Czech Republic
TotalEnergies Marketing Chile SA	100.00%		Chile	Chile
TotalEnergies Marketing Congo	100.00%		Congo	Congo
TotalEnergies Marketing Corse	100.00%		France	France
TotalEnergies Marketing Côte d'Ivoire	72.99%		Côte d'Ivoire	Côte d'Ivoire
TotalEnergies Marketing Denmark A/S	100.00%		Denmark	Denmark
TotalEnergies Marketing Dominicana, S.A.	50.00%		Dominican Republic	Dominican Republic
TotalEnergies Marketing Egypt	50.00%	E	Egypt	Egypt
TotalEnergies Marketing España, S.A.U.	100.00%		Spain	Spain
TotalEnergies Marketing Eswatini (Pty) Ltd	50.10%		Swaziland	Swaziland
TotalEnergies Marketing Ethiopia Share Company	100.00%		Ethiopia	Ethiopia
TotalEnergies Marketing France	100.00%		France	France
TotalEnergies Marketing Gabon	90.00%		Gabon	Gabon
TotalEnergies Marketing Ghana PLC	76.74%		Ghana	Ghana
TotalEnergies Marketing Guinea Ecuatorial	70.00%		Equatorial Guinea	Equatorial Guinea
TotalEnergies Marketing Guinée	100.00%		Guinea	Guinea
TotalEnergies Marketing Holdings Africa	100.00%		France	France
TotalEnergies Marketing Holdings Asia	100.00%		France	France
TotalEnergies Marketing Holdings India	100.00%		France	France
TotalEnergies Marketing India Private Ltd	100.00%		India	India
TotalEnergies Marketing Italia SpA	100.00%		Italy	Italy
TotalEnergies Marketing Jamaica Ltd	100.00%		Jamaica	Jamaica
TotalEnergies Marketing Jordan	100.00%		Jordan	Jordan
TotalEnergies Marketing Kenya PLC	93.96%		Kenya	Kenya
TotalEnergies Marketing Lebanon	100.00%		Lebanon	Lebanon
TotalEnergies Marketing Madagasikara S.A.	79.44%		Madagascar	Madagascar
TotalEnergies Marketing Malawi Ltd	100.00%		Malawi	Malawi
TotalEnergies Marketing Maroc	55.00%		Morocco	Morocco
TotalEnergies Marketing Mauritius Ltd	55.00%		Mauritius Island	Mauritius Island
TotalEnergies Marketing Mayotte	100.00%		France	Mayotte
TotalEnergies Marketing Mexico S.A. de C.V.	100.00%		Mexico	Mexico
TotalEnergies Marketing Middle East FZE	100.00%		United Arab Emirates	United Arab Emirates
TotalEnergies Marketing Moçambique S.A.	100.00%		Mozambique	Mozambique
TotalEnergies Marketing Namibia (Pty) Ltd	50.10%		Namibia	Namibia
TotalEnergies Marketing Nederland NV	100.00%		Netherlands	Netherlands
TotalEnergies Marketing Nigeria PLC	61.72%		Nigeria	Nigeria
TotalEnergies Marketing Pacifique	100.00%		France	New Caledonia
TotalEnergies Marketing Polska	100.00%		Poland	Poland
TotalEnergies Marketing Polynésie	100.00%		France	French Polynesia
TotalEnergies Marketing Puerto Rico	100.00%		Puerto Rico	Puerto Rico
TotalEnergies Marketing RDC	60.00%		Democratic Republic of Congo	Democratic Republic of Congo
TotalEnergies Marketing Réunion	100.00%		France	Reunion
TotalEnergies Marketing Romania S.A.	100.00%		Romania	Romania
TotalEnergies Marketing Sénégal	69.14%		Senegal	Senegal
TotalEnergies Marketing Services	100.00%		France	France
TotalEnergies Marketing Services Brasil Lubrificantes	100.00%		Brazil	Brazil
TotalEnergies Marketing South Africa (Pty) Ltd	50.10%		South Africa	South Africa
TotalEnergies Marketing Taiwan Ltd	63.00%		TaIwan	TaIwan
TotalEnergies Marketing Tanzania Ltd	100.00%		Tanzania	Tanzania
TotalEnergies Marketing Togo	76.72%		Togo	Togo
TotalEnergies Marketing Tunisie	100.00%		Tunisia	Tunisia
TotalEnergies Marketing UAE LLC	100.00%		United Arab Emirates	United Arab Emirates
TotalEnergies Marketing Uganda Ltd	100.00%		Uganda	Uganda
TotalEnergies Marketing UK Limited	100.00%		United Kingdom	United Kingdom
TotalEnergies Marketing Ukraine	100.00%		Ukraine	Ukraine
TotalEnergies Marketing USA Inc.	100.00%		United States	United States
TotalEnergies Marketing Vietnam Company Ltd	100.00%		Vietnam	Vietnam
TotalEnergies Marketing Zambia Ltd	100.00%		Zambia	Zambia
TotalEnergies Marketing Zimbabwe (Private) Ltd	80.00%		Zimbabwe	Zimbabwe
TotalEnergies MKG Luxembourg S.A.	100.00%		Luxembourg	Luxembourg
TotalEnergies Proxi Nord Est	100.00%		France	France
TotalEnergies Proxi Nord Ouest	100.00%		France	France
TotalEnergies Proxi Sud Est	100.00%		France	France
TotalEnergies Proxi Sud Ouest	100.00%		France	France
TotalEnergies Singapore Services Pte Ltd	100.00%		Singapore	Singapore
TotalEnergies Sinochem Retail Company Ltd	49.00%	E	China	China
TotalEnergies Supply Marketing Services S.A.	100.00%		Switzerland	Switzerland
TotalEnergies Turkey Pazarlama A.S.	100.00%		Turkey	Turkey
TotalEnergies Wärme&Kraftstoff Deutschland GmbH	100.00%		Germany	Germany
TotalEnergies Wash France	100.00%		France	France
Trapil	5.50%	E	France	France
Upbeatprops 100 Pty Limited	50.10%		South Africa	South Africa
Yangtze Gorges Green Way Charging Technology (Hubei) Co., Ltd.	50.00%	E	China	China

Business		% Company		Country of	Country of
segment	Statutory corporate name	interest	Method	incorporation	operations
Corporate
	Albatros	100.00%		France	France
	Elf Aquitaine Inc.	100.00%		United States	United States
	Elf Forest Products LLC	100.00%		United States	United States
	Elf Petroleum UK Limited	100.00%		United Kingdom	United Kingdom
	Institut Photovoltaïque D'Ile De France (IPVF)	43.00%		France	France
	Omnium Reinsurance Company S.A.	100.00%		Switzerland	Switzerland
	Pan Insurance Designated Activity Company	100.00%		Ireland	Ireland
	Socap S.A.S.	100.00%		France	France
	Société Civile Immobilière CB2	100.00%		France	France
	Sofax Banque	100.00%		France	France
	Total International NV	100.00%		Netherlands	Netherlands
	Total Operations Canada Limited	100.00%		Canada	Canada
	Total Resources (Canada) Limited	100.00%		Canada	Canada
	TotalEnergies American Services, Inc.	100.00%		United States	United States
	TotalEnergies Capital	100.00%		France	France
	TotalEnergies Capital Canada Ltd	100.00%		Canada	Canada
	TotalEnergies Capital International	100.00%		France	France
	TotalEnergies Capital USA, LLC	100.00%		United States	United States
	TotalEnergies Consulting	100.00%		France	France
	TotalEnergies Delaware, Inc.	100.00%		United States	United States
	TotalEnergies Développement Régional S.A.S.	100.00%		France	France
	TotalEnergies Digital Factory	100.00%		France	France
	TotalEnergies EP Gestion Filiales	100.00%		France	France
	TotalEnergies EP Holdings Switzerland SA	100.00%		Switzerland	Switzerland
	TotalEnergies Facilities Management Services (TFMS)	100.00%		France	France
	TotalEnergies Finance	100.00%		France	France
	TotalEnergies Finance Corporate Services Ltd	100.00%		United Kingdom	United Kingdom
	TotalEnergies Finance Europe	100.00%		France	France
	TotalEnergies Finance International B.V.	100.00%		Netherlands	Netherlands
	TotalEnergies Finance USA, Inc.	100.00%		United States	United States
	TotalEnergies Funding Nederland B.V.	100.00%		Netherlands	Netherlands
	TotalEnergies Gestion USA	100.00%		France	France
	TotalEnergies Global Financial Services	100.00%		France	France
	TotalEnergies Global Human Resources Services	100.00%		France	France
	TotalEnergies Global Information Technology Services Belgium	100.00%		Belgium	Belgium
	TotalEnergies Global IT Services (TGITS)	100.00%		France	France
	TotalEnergies Global Procurement (TGP)	100.00%		France	France
	TotalEnergies Global Procurement Belgium S.A. (TGPB)	100.00%		Belgium	Belgium
	TotalEnergies Global Services Bucharest	100.00%		Romania	Romania
	TotalEnergies Global Services Philippines Inc.	100.00%		Philippines	Philippines
	TotalEnergies Holding Allemagne	100.00%		France	France
	TotalEnergies Holdings	100.00%		France	France
	TotalEnergies Holdings Europe	100.00%		France	France
	TotalEnergies Holdings Switzerland SA	100.00%		Switzerland	Switzerland
	TotalEnergies Holdings UK Ltd	100.00%		United Kingdom	United Kingdom
	TotalEnergies Holdings USA, Inc.	100.00%		United States	United States
	TotalEnergies Investment (Tianjin) Co., Ltd.	100.00%		China	China
	TotalEnergies Investment Management (Tianjin) Co., Ltd.	100.00%		China	China
	TotalEnergies Investments	100.00%		France	France
	TotalEnergies Learning Solutions (TLS)	100.00%		France	France
	TotalEnergies Marketing Holdings Nederland B.V.	100.00%		Netherlands	Netherlands
	TotalEnergies Marketing Holdings South Africa ZA (Pty) Ltd	100.00%		South Africa	Netherlands
	TotalEnergies OneTech	100.00%		France	France
	TotalEnergies OneTech Belgium	100.00%		Belgium	Belgium
	TotalEnergies Participations	100.00%		France	France
	TotalEnergies Petrochemicals & Refining USA, Inc. (e)	100.00%		United States	United States
	TotalEnergies Renewables Holdings Switzerland SA	100.00%		Switzerland	Switzerland
	TotalEnergies SE	–		France	France
	TotalEnergies Security USA, Inc.	100.00%		United States	United States
	TotalEnergies Treasury	100.00%		France	France
	TotalEnergies Treasury Belgium	100.00%		Belgium	Belgium
	TotalEnergies UK Finance Ltd	100.00%		United Kingdom	United Kingdom
	TotalEnergies Ventures Europe	100.00%		France	France
	TotalEnergies Ventures International	100.00%		France	France

(a)Del Rio Funding LLC, % of control different from % of interest : 50.00%

(b)Rio Grande LNG Intermediate Holdings LLC, % of control different from % of interest : 16.67%

(c)TotalEnergies Australia Unit Trust, % of control different from % of interest : 75.16%

(d)Rio Grande LNG Train 4 Intermediate Holding LLC,% of control different from % of interest : 10.00%

(e)Multi-segment entities